FILE NOS. 333-119867
                                                                        811-21624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [   ]
Pre-Effective Amendment No. ___  [   ]
Post-Effective Amendment No.   11 [X]

                                                   and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940
Amendment No.   15      [X]

(Check appropriate box or boxes.)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

               5701 Golden Hills Drive, Minneapolis, MN                                                                                                                          55416
_________________________________________________________________________     ___________________________
                 (Address of Principal Executive Offices)                                                                                   (Zip Code)

Registrant’s Telephone Number, including Area Code    (763) 765-7330

Erik T. Nelson, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  January 23, 2012

It is proposed that this filing will become effective (check appropriate box)

         [   ] immediately upon filing pursuant to paragraph (b)

         [X] on December 14, 2011 pursuant to paragraph (b)

         [   ] 60 days after filing pursuant to paragraph (a)(1)

         [   ] on (date) pursuant to paragraph (a)(1)

         [   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

         [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This post-effective amendment relates solely to the series of the Registrant included in Parts A and B filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor superseded hereby.

PART A
PROSPECTUS

ALLIANZ VARIABLE INSURANCE PRODUCTS

FUND OF FUNDS TRUST

(THE “TRUST”)

The AZL Fusion Funds

AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Moderate Fund

______________________________________________________________

The AZL Index Strategy Funds

AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund

______________________________________________________________

AZL® MVP BlackRock Global Allocation Fund
AZL® MVP Invesco Equity and Income Fund

Prospectus Dated December 14, 2011

Allianz Investment Management LLC (the “Manager”)

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (each, a “Contract,” and collectively, the “Contracts”) they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.

Questions?

Call toll free 1-877-833-7113

or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.

AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

TABLE OF CONTENTS

AZL MVP FusionSM Balanced Fund3
AZL MVP FusionSM Moderate Fund6
AZL® MVP Balanced Index Strategy Fund9
AZL® MVP Growth Index Strategy Fund12
AZL® MVP BlackRock Global Allocation Fund15
AZL® MVP Invesco Equity and Income Fund19
Tax Information22
Financial Intermediary Compensation22
More about the Funds23
Overview23
The AZL FusionSM Funds24
The AZL® Index Strategy Funds28
AZL MVP BlackRock Global Allocation Fund31
The AZL® MVP Funds33
Investment Risks35
Management58
The Manager58
Duties of the Manager58
Management Fees59
The Administrator60
The Distributor60
Payments to Affiliated Insurance Companies60
Transfer Supported Features of Certain Annuity Contracts61
Legal Proceedings61
Shareholder Information62
Pricing of Fund Shares62
Purchase and Redemption of Shares62
Market Timing63
Dividends, Distributions, and Taxes63
Portfolio Securities64
Financial Highlights65

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

2

Fund Summaries                                                                                       AZL MVP FusionSM Balanced Fund

AZL MVP FusionSM Balanced Fund

Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.25%
Other Expenses(2)	0.16%
Acquired Fund Fees and Expenses(2)	0.84%
Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement (3)	-0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	1.20%
(1)	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FB Investments Trust.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP FB Investments Trust), to 0.30% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$122	$392
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

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Fund Summaries                                                                                          AZL MVP FusionSM Balanced Fund

portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to underlying funds. Of this underlying fund allocation, approximately 40% - 60% will be allocated to equity funds and approximately 40% - 60% will be allocated to fixed income funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives indirectly through the Fusion Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FB Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class.  The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments, including the Subsidiary, and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

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Fund Summaries                                                                                         AZL MVP FusionSM Balanced Fund

callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated. The Fund also is subject to security quality risk (sometimes called “high-yield risk” or “junk bond risk”), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities.

With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Brian Muench has been the Fund’s portfolio manager since inception. Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

5

Fund Summaries                                                                                        AZL MVP FusionSM Moderate Fund

AZL MVP FusionSM Moderate Fund

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.25%
Other Expenses(2)	0.16%
Acquired Fund Fees and Expenses(2)	0.90%
Total Annual Fund Operating Expenses	1.31%
Expense Reimbursement (3)	-0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	1.26%

(1)	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FM Investments Trust.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP FM Investments Trust), to 0.30% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$128	$410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

6

Fund Summaries                                                                                       AZL MVP FusionSM Moderate Fund

portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to underlying funds. Of this underlying fund allocation, approximately 55% - 75% will be allocated to equity funds and approximately 25% - 45% will be allocated to fixed income funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives indirectly through the Fusion Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FM Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class.  The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments, including the Subsidiary, and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55% - 75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; capitalization risk, which is the risk that smaller companies may have

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

7

Fund Summaries                                                                                          AZL MVP FusionSM Moderate Fund

unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 25% - 45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated. The Fund also is subject to security quality risk (sometimes called “high-yield risk” or “junk bond risk”), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Brian Muench has been the Fund’s portfolio manager since inception. Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

8

Fund Summaries                                                                               AZL® MVP Balanced Index Strategy Fund

AZL® MVP Balanced Index Strategy Fund

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.15%
Other Expenses(2)	0.16%
Acquired Fund Fees and Expenses(2)	0.63%
Total Annual Fund Operating Expenses	0.94%
Expense Reimbursement (3)	-0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.89%

(1)	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BIS Investments Trust.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP BIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$91	$295
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

•	AZL Enhanced Bond Index Fund

•	AZL S&P 500 Index Fund

•	AZL Mid Cap Index Fund

•	AZL Small Cap Stock Index Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

9

Fund Summaries                                                                               AZL® MVP Balanced Index Strategy Fund

•	AZL International Index Fund

The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to the Index Strategy Underlying Funds. Of this allocation, approximately 40% - 60% will be allocated to the equity index funds and approximately 40% - 60% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BIS Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to Index Strategy Underlying Funds. The process is intended to limit the Fund’s market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class.  The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

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Fund Summaries                                                                                 AZL® MVP Balanced Index Strategy Fund

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking income and growth of capital

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Brian Muench has been the Fund’s portfolio manager since inception. Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

11

Fund Summaries                                                                                    AZL® MVP Growth Index Strategy Fund

AZL® MVP Growth Index Strategy Fund

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.15%
Other Expenses(2)	0.16%
Acquired Fund Fees and Expenses(2)	0.61%
Total Annual Fund Operating Expenses	0.92%
Expense Reimbursement (3)	-0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.87%

(1)	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP GIS Investments Trust.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP GIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$94	$293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

•	AZL Enhanced Bond Index Fund

•	AZL S&P 500 Index Fund

•	AZL Mid Cap Index Fund

•	AZL Small Cap Stock Index Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

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Fund Summaries                                                                                  AZL® MVP Growth Index Strategy Fund

•	AZL International Index Fund

The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to the Index Strategy Underlying Funds. Of this allocation, approximately 65% - 85% will be allocated to the equity index funds and approximately 15% - 35% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP GIS Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class.  The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 65% - 85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

With a target allocation of approximately 15% - 35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking income and growth of capital

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Brian Muench has been the Fund’s portfolio manager since inception. Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

13

Fund Summaries                                                                         AZL® MVP BlackRock Global Allocation Fund

AZL® MVP BlackRock Global Allocation Fund

Investment Objective
The Fund seeks high total investment return.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.15%
Other Expenses(2)	0.06%
Acquired Fund Fees and Expenses(2)	1.13%
Total Annual Fund Operating Expenses	1.34%
(1)	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BGA Investments Trust.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$136	$425
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL BlackRock Global Allocation Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

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Fund Summaries                                                                        AZL® MVP BlackRock Global Allocation Fund

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BGA Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests in a portfolio of equity, debt and money market securities.  At any given time, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts.

The Underlying Fund generally seeks diversification across markets, industries and issuers. The Underlying Fund may invest in the securities of companies of any market capitalization.

The Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 30%-40% or more) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits and non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser’s outlook.

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

15

Fund Summaries                                                                       AZL® MVP BlackRock Global Allocation Fund

investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL BlackRock Global Allocation Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desire result; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions; commodities investments risk, because exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; security quality risk (sometimes called “high-yield risk” or “junk bond risk”), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; distressed securities risk, because such securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds; sovereign debt risk, which is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt; and risks related to the Underlying Fund’s investments in a subsidiary formed in the Cayman Islands.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want To Invest?

Consider investing in this Fund if you are:

•	Seeking capital growth over the long term
•	Investing for long-term goals, such as retirement
Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

16

Fund Summaries                                                                     AZL® MVP BlackRock Global Allocation Fund

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Brian Muench has been the Fund’s portfolio manager since inception. Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

17

Fund Summaries                                                                              AZL® MVP Invesco Equity and Income Fund

AZL® MVP Invesco Equity and Income Fund

Investment Objective

The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.15%
Other Expenses(2)	0.06%
Acquired Fund Fees and Expenses(2)	0.99%
Total Annual Fund Operating Expenses	1.20%
(1)	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP IEI Investments Trust.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$122	$381
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Invesco Equity and Income Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities; for this purpose, “equity and income securities” includes instruments, such as futures and options, that have economic characteristics similar to equity and income securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

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Fund Summaries                                                                          AZL® MVP Invesco Equity and Income Fund

equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP IEI Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests, under normal market conditions, at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Underlying Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Underlying Fund invests at least 80% of its net assets in equity and income securities.

The Underlying Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Underlying Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Underlying Fund’s subadviser of the income or growth potential of such securities materially change.

The Underlying Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Underlying Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL Invesco Equity and Income Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that

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Fund Summaries                                                                            AZL® MVP Invesco Equity and Income Fund

their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged; mortgage-related and other asset-backed risk, which involves risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security; income risk, which is the risk that falling interest rates may cause the Fund’s income to decline; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio; and real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking a high level of income
•	Seeking to grow your capital over the long-term
•	Able to withstand volatility in the value of the shares of the Fund
•	Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Brian Muench has been the Fund’s portfolio manager since inception. Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

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Fund Summaries Tax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.

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More About the Funds                                                                                                                              Overview

MORE ABOUT THE FUNDS

Overview

This prospectus provides information about six mutual funds (the “Funds”) that are series of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund’s investment objective can be changed without shareholder approval. Use this information to compare the Funds with other mutual funds. Although the Fund’s direct shareholders are the insurance company separate accounts that invest assets on behalf of their contract holders, “you” and “your” refer to the contract holders who invest in the Funds indirectly through their variable annuity contracts (the “Contracts”).

Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a “fund of funds” and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in both affiliated and unaffiliated unregistered investment pools. Each Fund currently offers one share class.

The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus. The Manager may recommend additional or different underlying funds for investment by any of the Funds, without seeking the approval of shareholders.  The Manager may allocate a Fund’s assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Unless otherwise indicated, any percentage limitation on a Fund’s holdings set forth in the prospectus is applied only when that particular type of security is purchased.

In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.

This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in your Contract prospectus.

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More About the Funds                                                                                                        The AZL FusionSM Funds

The AZL FusionSM Funds

•      AZL MVP FusionSM Balanced Fund

•      AZL MVP FusionSM Moderate Fund

General

“Fusion” is a branding term that refers to the “fusion” of the Manager’s investment process with research in the form of statistical and factual information coupled with broadly diversified asset classes and investment managers to build a comprehensive portfolio. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Wilshire Associates Incorporated (“Wilshire”). Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds’ asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Wilshire does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Funds’ portfolios are managed by and investment decisions are made by the Manager.

The Funds are distinguished primarily on the basis of relative allocations among equity, fixed income and derivative securities. The terms “Balanced,” and “Moderate,” are commonly used terms describing the risk profile and equity allocation of each Fund. The AZL MVP Fusion Moderate Fund features a somewhat higher allocation to equity investments (55% - 75%) than the AZL MVP Fusion Balanced Fund (40% - 60%). The AZL MVP Fusion Balanced Fund and the AZL MVP Fusion Moderate Fund utilize the MVP (Managed Volatility Fund) risk management process.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies

The Manager’s principal investment strategies for the AZL Fusion Funds may also include:

(1)
Utilizing a strategic asset allocation model, developed from information provided by Wilshire, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund’s investment objective.

(2)	Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund’s asset allocation consistent with each Fund’s investment objective.

(3)
Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund’s investment performance, either directly or through unregistered investment pools.

(4)	Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.

The asset allocation in each Fund’s investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocation targets for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled “Management – The Manager” below for further information regarding the Manager’s affiliation with certain Fusion Underlying Funds.

In addition to investing in the Fusion Underlying Funds, the Manager may also use a tactical asset allocation overlay strategy in managing the Funds. Most of the Fusion Underlying Funds use conventional security selection techniques to implement their various investment strategies. By contrast, the tactical asset allocation overlay strategy makes

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More About the Funds                                                                                                       The AZL FusionSM Funds

investments in broad market segments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets. The tactical asset allocation overlay strategy is intended to enhance the risk/return profile. The overall strategy uses derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts. Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets. The Funds pursue this strategy by investing in unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager or unaffiliated investment managers. Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds. However, there can be no guarantee that such results will be achieved. If the tactical asset allocation overlay strategy is utilized, generally up to 5% of the net assets of each of the Funds will be allocated to the strategy. Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.

For temporary defensive purposes, any of the Funds may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The Manager also may allocate a Fund’s assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Information About the Fusion Permitted Underlying Investments

The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by affiliates of the Manager, and other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as “junk bonds”), Intermediate-Term Bonds, and Cash Equivalent. Each Fund may, but is not limited to, investing in Fusion Underlying Funds in any of these asset classes. Under applicable regulations, the Funds are also permitted to invest directly in equity and debt securities and derivatives. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists identify the Fusion Underlying Funds and other Fusion Permitted Underlying Investments by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the Manager’s judgment.

Asset Classes	Fusion Underlying Funds
Small Cap (Equity)
Seeks maximum capital appreciation, primarily by investing in small capitalization companies, generally less than $3 billion market value. Investments in these types of companies include considerable risk and volatility.
AZL Allianz AGIC Opportunity Fund AZL Columbia Small Cap Value Fund AZL Franklin Small Cap Value Fund AZL Small Cap Stock Index Fund AZL Turner Quantitative Small Cap Growth Fund

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More About the Funds                                                                                                      The AZL FusionSM Funds

Mid Cap (Equity)
Seeks growth by investing in mid-capitalization companies, generally between $1.5 billion and $10 billion in market value. Investments in these types of companies include a considerable amount of risk.
AZL Columbia Mid Cap Value Fund AZL Mid Cap Index Fund AZL Morgan Stanley Mid Cap Growth Fund
Large Growth (Equity)
Seeks growth by investing in large capitalization companies, generally in excess of $10 billion in market value. Growth investing generally seeks companies that are growing earnings and sales more quickly than their peers.
AZL BlackRock Capital Appreciation Fund AZL Dreyfus Equity Growth Fund AZL Russell 1000 Growth Index Fund
Large Blend (Equity)
Seeks to invest in established companies with solid earnings prospects and market liquidity. These investments generally invest in growth and value stocks or stocks with growth and value characteristics, offering diversification across market sectors)
AZL JPMorgan U.S. Equity Fund AZL MFS Investors Trust Fund AZL S&P 500 Index Fund
Large Value (Equity)
Seeks growth through large capitalization stocks with lower than average price, as measured by either price-to-book or price-to-earnings ratios. Value investing generally seeks companies that are considered to be undervalued and have the potential for capital appreciation.
AZL Davis New York Venture Fund AZL Eaton Vance Large Cap Value Fund AZL Invesco Growth and Income Fund AZL Russell 1000 Value Index Fund
International Equity (Equity)
Invests in assets of companies around the world, including emerging markets. Because of fluctuations in value of various currencies and the political and economic uncertainties of foreign countries, international investments involve greater levels of risk and volatility.
AZL Invesco International Equity Fund AZL International Index Fund AZL JPMorgan International Opportunities Fund AZL NFJ International Value Fund
Specialty (Equity and Fixed Income) Focus on specific market sectors. Sector investing can pay potentially significant returns, but involves significant risks as well.
AZL BlackRock Global Allocation Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund
PIMCO VIT CommodityRealReturn™ Strategy Portfolio
PIMCO VIT Unconstrained Bond Portfolio

High-Yield Bonds (Fixed Income)
Seek total return by investing in bonds with low credit ratings. Because of the risky nature of high-yield bonds, high-yield investments have greater volatility than the average bond investment.
PIMCO VIT High Yield Portfolio
Intermediate-Term Bonds (Fixed Income)
Typically invest at least 70% of their assets in a mixture of corporate and government bonds with primary focus on intermediate-term bonds. These bonds have an average duration from 3.5 to 6 years or an average effective maturity from 4 to 10 years.

AZL Enhanced Bond Index Fund
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Emerging Markets Bond Portfolio

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More About the Funds                                                                                                   The AZL FusionSM Funds

Cash Equivalent (Fixed Income)
Any security that has the same properties as cash in terms of liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.
AZL Money Market Fund

Asset Classes	Other Fusion Permitted Underlying Investments
Tactical Overlay (Alternative Investments and Derivatives)	Affiliated and unaffiliated unregistered investment pools
Other Mutual Funds (Equity and/or Fixed Income)	Unaffiliated mutual funds

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More About the Funds                                                                                                          The AZL® MVP Funds

The AZL® Index Strategy Funds

AZL® MVP Balanced Index Strategy Fund

AZL® MVP Growth Index Strategy Fund

General

The Funds are distinguished primarily on the basis of relative allocations among equity, fixed income and derivative securities. The terms “Balanced” and “Growth” are commonly used terms describing the risk profile and equity allocation of each Fund. The AZL MVP Growth Index Strategy Fund features a higher allocation to equity investments (65% - 85%) than the AZL MVP Balanced Index Strategy Fund (40% - 60%). The AZL MVP Balanced Index Strategy Fund and the AZL MVP Growth Index Strategy Fund utilize the MVP (Managed Volatility Fund) risk management process.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies

The Manager’s principal investment strategies for the AZL Index Strategy Funds may also include the following:

For temporary defensive purposes, any of the Funds may invest up to 100% of net assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The Manager also may allocate a Fund’s assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Information About the Index Strategy Underlying Funds

The following briefly describes the investment goals and strategies of the Index Strategy Underlying Funds. The Manager may recommend additional or different underlying funds for investment, without seeking the approval of shareholders.

AZL Enhanced Bond Index Fund

The AZL Enhanced Bond Index Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Index”). The fund generally invests in a combination of corporate and asset-back securities in an amount that is within 40% of the weightings in the Barclays Aggregate Index, in government securities in an amount that is within 30% of the weightings in the Index, and in mortgage securities in an amount that is within 30% of the weightings in the Index. Eligible investments for the fund include U.S. Treasury and agency securities; agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties; obligations of U.S. and foreign corporations; obligations of foreign governments and supranational entities; asset-backed securities; municipal bonds, both taxable and tax-exempt; preferred stock; and cash equivalent securities. Securities must be rated investment grade or better at the time of purchase; money market instruments must be rated A-1 and P-1 or better at the time of purchase. The fund will have a targeted duration within a band of ±10% around the duration of the Barclays Aggregate Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the fund’s assets may be invested in the securities of a single issuer. The fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The fund is subadvised by BlackRock Financial Management, LLC.

AZL S&P 500 Index Fund

The investment objective of the AZL S&P 500 Index Fund is to match the total return of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500®). The fund normally invests in all 500 stocks in the S&P 500® in proportion to

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More About the Funds                                                                                                         The AZL® MVP Funds

their weighting in the index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Standard & Poor’s adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by BlackRock Investment Management, LLC.

AZL Mid Cap Index Fund

The investment objective of the AZL Mid Cap Index Fund is to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the index, primarily futures contracts. The S&P 400 Index is a market-weighted index composed of 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector, and operating/financial condition. As of December 31, 2010, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion. The fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings that the securities have in the index. The fund’s subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

AZL Small Cap Stock Index Fund

The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600 Index®. The fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index® and in futures whose performance is related to the index, rather than attempting to replicate the index. The subadviser attempts to have a correlation between the fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated. The fund’s subadviser selects investments using a “sampling” process based on market capitalization, industry representation, and other means. Using this sampling process, the fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index®. However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index® is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s SmallCap 600 Index®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by BlackRock Investment Management, LLC.

AZL International Index Fund

The investment objective of the AZL International Index Fund is to match the performance of the Morgan Stanly Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction

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More About the Funds                                                                                                         The AZL® MVP Funds

of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily futures contracts. The MSCI EAFE Index is a market-weighted index composed primarily of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the index. The fund does not necessarily invest in all of the securities in the index or in the same weightings that the securities have in the index. The fund’s subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

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More About the Funds                                                                                                         The AZL® MVP Funds

AZL MVP BlackRock Global Allocation Fund

Investment Strategies

AZL BlackRock Global Allocation Fund (the “Underlying Fund”)

The Underlying Fund invests in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including by way of example, securities issued or guaranteed by the U.S. Government or its agencies or its instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. The Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts (“REITs”).

When choosing investments, the Underlying Fund’s subadviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows the Underlying Fund’s subadviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.

Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. When choosing investment markets, the subadviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of its investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser’s outlook.

Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the subadviser, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Cayman Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund.

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More About the Funds                                                                                                       The AZL® MVP Funds

In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of its investment strategy. The Underlying Fund will also invest in non-U.S. currencies, however, the it may underweight or overweight a currency based on the management team’s outlook.

The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Underlying Fund’s assets.

For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocations described in this prospectus.

The Cayman Subsidiary is managed pursuant to compliance policies and procedures that are the same, in material respects, as the policies and procedures adopted by the Underlying Fund. As a result, BlackRock, in managing the Cayman subsidiary, is subject to the same investment policies and restrictions that apply to its management of the Underlying Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Cayman Subsidiary’s portfolio investments and shares of the Cayman Subsidiary. The Underlying Fund’s Chief Compliance Officer oversees implementation of the Cayman Subsidiary’s policies and procedures, and makes periodic reports to the Board of Trustees regarding the Cayman Subsidiary’s compliance with the policies and procedures. The Underlying Fund and Cayman Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Cayman Subsidiary complies with asset segregation requirements to the same extent as the Underlying Fund.

BlackRock provides investment management and other services to the Cayman Subsidiary, but does not receive separate compensation from the Cayman Subsidiary for providing it with investment management or administrative services. However, the Underlying Fund pays the Manager (and the Manager pays the subadviser) based on the Underlying Fund’s assets, including the assets invested in the Cayman Subsidiary. The Cayman Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Underlying Fund.

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More About the Funds                                                                                                           The AZL® MVP Funds

The AZL® MVP Funds

AZL MVP FusionSM Balanced Fund

AZL MVP FusionSM Moderate Fund

AZL® MVP Balanced Index Strategy Fund

AZL® MVP Growth Index Strategy Fund

AZL® MVP BlackRock Global Allocation Fund

AZL® MVP Invesco Equity and Income Fund

Each of the AZL MVP Funds utilizes the MVP risk management process, which is intended to manage the risk of each Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Funds to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Funds normally will gain exposure to futures, options and other derivative securities indirectly through Permitted Underlying Investments; however, the Funds also may invest directly in derivatives. Each Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, each Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary, organized as a Delaware statutory trust, which invests primarily in derivatives. Each Fund’s subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Funds also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Funds and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in a Fund underperforming the market during rising markets, and outperforming the market during declining markets.

Pursuant to the MVP risk management process, each AZL MVP Fund may allocate up to 20% of its respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The risk management process is more likely to be implemented in Funds which have a greater allocation to equities and other more volatile asset classes. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not underlying funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

Generally, the MVP risk management process will not reduce equity exposure during periods of moderate and low market volatility. However, during such conditions, the AZL MVP Funds may allocate a portion of its assets to derivative securities, primarily index futures, for the purpose of gaining broad equity and fixed income exposure. This feature is intended to reduce the potential drag of the AZL MVP Fund Subsidiaries’ cash position on portfolio performance during periods of moderate and low market volatility, and is not intended to provide leverage.

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More About the Funds                                                                                                              The AZL® MVP Funds

AZL MVP Fund Subsidiaries

Each AZL MVP Fund may gain exposure to derivatives by investing up to 20% of its assets in a wholly-owned subsidiary, as follows (each a “Subsidiary” and together the “Subsidiaries”):

AZL MVP Fund	Subsidiary
AZL MVP Fusion Balanced Fund	AZL MVP FB Investments Trust
AZL MVP Fusion Moderate Fund	AZL MVP FM Investments Trust
AZL MVP Balanced Index Strategy Fund	AZL MVP BIS Investments Trust
AZL MVP Growth Index Strategy Fund	AZL MVP GIS Investments Trust
AZL MVP BlackRock Global Allocation Fund	AZL MVP BGA Investments Trust
AZL MVP Invesco Equity and Income Fund	AZL MVP IEI Investments Trust
Each Subsidiary is organized as a Delaware statutory trust and invests primarily in derivatives, including futures and options. The Manager serves as the investment manager and as the managing trustee of each Subsidiary. Each Subsidiary (unlike the Funds) may invest without limitation in derivatives, but otherwise is subject to the same fundamental, non-fundamental and certain other investment restrictions as the corresponding Fund.

The Subsidiaries are managed pursuant to compliance policies and procedures that are the same, in material respects, as the policies and procedures adopted by the Funds. As a result, the Manager is subject to the same investment policies and restrictions that apply to its management of the Funds, including requirements relating to liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiaries’ policies and procedures, and makes periodic reports to the Board of Trustees regarding the Subsidiaries’ compliance with the policies and procedures. With respect to investments in certain securities that may involve leverage, each Subsidiary complies with asset segregation requirements to the same extent as the Funds.

The Subsidiaries will enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Funds.

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More About the Funds                                                                                                                    Investment Risks

Investment Risks

All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. In addition, separate from possible investments in derivatives by the Funds’ various underlying funds, all of the Funds are permitted to invest in derivatives or in investment pools that invest in derivatives. The risks listed below are generally applicable to all the Funds.

Allocation Risk
•All of the Funds
The risk that the Manager allocates assets in a manner which results in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various underlying investments, the Fund’s allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives.  For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each underlying investment is subject to different levels and combinations of risk, depending on the Fund’s exact asset allocation.

Derivatives Risk
•All of the Funds
The Funds may invest directly or through affiliated or unaffiliated unregistered investment pools in derivative instruments such as futures, options, and options on futures.  A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

The various underlying funds in which the Funds may invest present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund.

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More About the Funds                                                                                                                Investment Risks

The risks listed below are generally applicable to the underlying funds identified under the heading for each risk. Risks which are principal risks of a fund of the Trust also are identified. However, any of the underlying funds may be exposed to any of the risks listed below if they invest in securities or other assets that entail a risk or multiple risks associated with that asset class.

Call Risk (also known as Prepayment Risk)
A principal risk of the AZL Fusion Funds, the AZL Index Strategy Funds, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•     AZL Invesco Equity and Income Fund

If interest rates fall, it is possible that issuers of callable securities held by the underlying fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in the underlying fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

Capitalization Risk
A principal risk of the AZL Fusion Funds and the AZL MVP BlackRock Global Allocation Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Global Allocation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL Mid Cap Index Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund

•AZL Schroder Emerging Markets Equity Fund
•AZL Small Cap Stock Index Fund
•AZL Turner Quantitative Small Cap Growth Fund

To the extent the underlying fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies’ securities and the underlying fund’s ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the underlying fund’s investments will rise and fall based on investor perception rather than economic factors.

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More About the Funds                                                                                                                    Investment Risks

Commodity Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund
A principal risk of the following underlying funds:
•AZL BlackRock Global Allocation Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio

The portfolio’s investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry of commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The portfolio, and the wholly-owned subsidiary in which it invests, may concentrate their assets in a particular sector of the commodities market, such as, oil, metal, or agricultural products. As a result, the portfolio may be more susceptible to risks associated with those sectors. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds. In the event these changes are adopted, or if there are changes in the tax treatment of a Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Convertible Securities Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Global Allocation Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco International Equity Fund
•AZL MFS Investors Trust Fund
•AZL Schroder Emerging Markets Equity Fund

The values of the convertible securities in which the underlying fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying fund.

Correlation Risk
A principal risk of the following underlying fund: •AZL Gateway Fund	The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the Fund’s equity portfolio does not correlate to the index underlying its option positions.

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More About the Funds                                                                                                                Investment Risks

Country/ Regional Risk
A principal risk of the following underlying funds: •AZL International Index Fund •AZL JPMorgan International Opportunities Fund
Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country’s or a region’s securities markets. Because the underlying fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Credit Risk
A principal risk of the AZL Fusion Funds, the AZL Index Strategy Funds, AZL MVP BlackRock Global Allocation Fund, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL BlackRock Global Allocation Fund
•AZL Enhanced Bond Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and of the fund’s shares.

A principal risk of the following underlying funds:
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Unconstrained Bond Portfolio

The underlying fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Those underlying funds that are permitted to invest in municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

A principal risk of the following underlying fund: •AZL Money Market Fund
Although credit risk is low because the underlying fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the underlying fund’s assets could decline.

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More About the Funds                                                                                                                   Investment Risks

Currency Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Global Allocation Fund
•AZL Davis NY Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL Morgan Stanley Global Real Estate Fund
•     AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the underlying fund’s investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the underlying fund.

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More About the Funds                                                                                                                 Investment Risks

Derivatives Risk
A principal risk of all of the Funds.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL BlackRock Global Allocation Fund
•AZL Columbia Small Cap Value Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Enhanced Bond Index Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Mid Cap Index Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•AZL Russell 1000 Growth Index Fund
•AZL Russell 1000 Value Index Fund
•AZL S&P 500 Index Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Small Cap Stock Index Fund
•AZL Turner Quantitative Small Cap Growth Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

The fund may invest in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any fund that invests derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to “cash settle”) are not covered through ownership of the underlying security, financial instrument, or currency. For more information, see “Additional Information on Portfolio Instruments and Investment Policies – Derivative Instruments” in the underlying funds’ Statement of Additional Information.

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 More About the Funds                                                                                                                  Investment Risks

Distressed Securities Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund and of its underlying fund, AZL BlackRock Global Allocation Fund.
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend Risk
A principal risk of the following underlying funds: •AZL Dreyfus Equity Growth Fund •AZL Eaton Vance Large Cap Value Fund
There is no guarantee that the issuers of the stocks held by the underlying fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

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More About the Funds                                                                                                                  Investment Risks

Emerging Markets Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL BlackRock Global Allocation Fund
•AZL Davis NY Venture Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Oppurtunity Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

In addition to the risks described under “Foreign Risk,” issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the underlying fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

A principal risk of the following underlying fund: •AZL Schroder Emerging Markets Equity Fund
Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

A principal risk of the following underlying funds: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio •PIMCO VIT Total Return Portfolio
Foreign investment risk may be particularly high to the extent that the underlying fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

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More About the Funds                                                                                                                  Investment Risks

Equity Risk
A principal risk of the following underlying funds: •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Unconstrained Bond Portfolio
The risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

ETF and Investment Company Risk
A principal risk of the following underlying funds: •AZL JPMorgan U.S. Equity Fund •AZL Schroder Emerging Markets Equity Fund
The underlying fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the underlying fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Extension Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds. A principal risk of the following underlying fund: •AZL Enhanced Bond Index Fund	When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.

Focused Investment Risk
A principal risk of the following underlying fund: •AZL NFJ International Value Fund
Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the fund’s net asset value. Some of those issuers also may present substantial credit or other risks. The fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

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More About the Funds                                                                                                                  Investment Risks

Foreign Risk
A principal risk of the AZL Fusion Funds, AZL Index Strategy Funds, the AZL MVP BlackRock Global Allocation Fund, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Global Allocation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Davis NY Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Enhanced Bond Index Fund
•AZL Franklin Small Cap Value Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Unconstrained Bond Portfolio

Because the fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the fund’s performance to fluctuate more than if it held only U.S. securities.

A principal risk of the following underlying fund: •AZL Money Market Fund
The underlying fund may invest in obligations of foreign banks and other foreign issuers that involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

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More About the Funds                                                                                                                  Investment Risks

Growth Stocks Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Dreyfus Equity Growth Fund
•AZL Invesco International Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Russell 1000 Growth Index Fund
•AZL Turner Quantitative Small Cap Growth Fund

The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Headline Risk
A principal risk of the following underlying fund: •AZL Davis NY Venture Fund
The subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While the subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover.

High Yield Risk
A principal risk of the following underlying funds: •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Unconstrained Bond Portfolio
The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

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More About the Funds                                                                                                                Investment Risks

Income Risk
A principal risk of the AZL Fusion Funds, the AZL Index Strategy Funds, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Invesco Equity and Income Fund
•AZL Money Market Fund
Income risk is the chance that falling interest rates will cause the underlying fund’s income to decline. Income risk is generally higher for short-term bonds.
Index Fund Risk
A principal risk of the AZL Index Strategy Funds.
A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•AZL International Index Fund
•AZL Mid Cap Index Fund
•AZL Russell 1000 Growth Index Fund
•AZL Russell 1000 Value Index Fund
•AZL S&P 500 Index Fund
•AZL Small Cap Stock Index Fund

The underlying fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund’s expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares.

Industry Sector Risk
A principal risk of the following underlying fund: •AZL Allianz AGIC Opportunity Fund
The value of the underlying fund’s shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the underlying fund’s share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

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More About the Funds                                                                                                                   Investment Risks

A principal risk of the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Davis NY Venture Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund

At times, the underlying fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the underlying fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

A principal risk of the following underlying funds: •AZL Columbia Small Cap Value Fund •AZL Dreyfus Equity Growth Fund
At times, the underlying fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the underlying fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

A principal risk of the following underlying fund: •AZL Money Market Fund
Because of its concentration in the financial services industry, the underlying fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

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More About the Funds                                                                                                                 Investment Risks

Initial Public Offerings Risk
A principal risk of the following underlying funds: •AZL Allianz AGIC Opportunity Fund •AZL Schroder Emerging Markets Equity Fund •AZL Turner Quantitative Small Cap Growth Fund
The underlying fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the underlying fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

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More About the Funds                                                                                                                Investment Risks

Interest Rate Risk
A principal risk of the AZL Fusion Funds, the AZL Index Strategy Funds, and the AZL MVP BlackRock Global Allocation Fund.
A principal risk of the following underlying funds:
•AZL BlackRock Capital Appreciation Fund
•AZL BlackRock Global Allocation Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Enhanced Bond Index Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund

Interest rate risk is the chance that the value of the bonds the fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

A principal risk of the following underlying fund: •AZL Money Market Fund
This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected rate of inflation, will affect the value of the underlying fund’s investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the underlying fund’s investments to decline.

A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

As nominal interest rates rise, the value of fixed income securities held by an underlying fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Issuer Risk
A principal risk of the AZL Fusion Funds, the AZL Index Strategy Funds, the AZL BlackRock Global Allocation Fund, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the all of the underlying funds.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s products or services.

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 More About the Funds                                                                                                                Investment Risks

Issuer Non-Diversification Risk
A principal risk of the following underlying fund: •PIMCO VIT Global Advantage Strategy Bond Portfolio
The risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “nondiversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk
A principal risk of the following underlying funds:
•AZL BlackRock Capital Appreciation Fund
•AZL Enhanced Bond Index Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the underlying fund will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities.

Liquidity Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Enhanced Bond Index Fund
•AZL Franklin Small Cap Value Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Total Return Portfolio

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the underlying fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

A principal risk of the following underlying fund: •AZL Money Market Fund
The underlying fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the underlying fund to dispose of them if the issuer defaults.

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More About the Funds                                                                                                                  Investment Risks

Management Risk
A principal risk of the following underlying funds: •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Unconstrained Bond Portfolio
The risk that the investment techniques and risk analyses applied by the fund will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the fund and the individual portfolio manager in connection with managing the fund. There is no guarantee that the investment objective of the fund will be achieved.

Market Risk
A principal risk of the AZL Fusion Funds, the AZL Index Strategy Funds, the AZL MVP BlackRock Global Allocation Fund, and the AZL MVP Invesco Equity and Income Fund.
A principal risk of all of the underlying funds.

The market price of securities owned by the underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the underlying fund’s portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those underlying funds that invest in stocks of foreign companies, the value of the underlying fund’s portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

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More About the Funds                                                                                                                 Investment Risks

Mortgage-Related and Other Asset-Backed Risk
A principal risk of the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•AZL Invesco Equity and Income Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Unconstrained Bond Portfolio

The underlying fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an underlying fund because the underlying fund will have to reinvest that money at the lower prevailing interest rates. If an underlying fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the underlying fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the underlying fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

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More About the Funds                                                                                                                      Investment Risks

Options Risk
A principal risk of the following underlying fund: •AZL Gateway Fund
The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

Portfolio Turnover
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund

The underlying fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the underlying fund’s performance.

Repurchase Agreements and Purchase and Sale Contracts Risks
•AZL Enhanced Bond Index Fund •AZL Money Market Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

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More About the Funds                                                                                                                  Investment Risks

Real Estate Investments Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund and the AZL MVP Invesco Equity and Income Fund
A principal risk of the following underlying funds:
•AZL BlackRock Global Allocation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan U.S. Equity Fund
•AZL Morgan Stanley Mid Cap Growth Fund

The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

A principal risk of the following underlying fund: •AZL Morgan Stanley Global Real Estate Fund
Because of the underlying fund’s policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the underlying fund indirectly bears the management expenses of these companies along with the direct expenses of the underlying fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

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More About the Funds                                                                                                                Investment Risks

Security Quality Risk (also known as “High Yield Risk”)
A principal risk of the AZL Fusion Funds and the AZL MVP BlackRock Global Allocation Fund.
A principal risk of the following underlying funds:
•AZL BlackRock Global Allocation Fund
•AZL Eaton Vance Large Cap Value Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Total Return Portfolio

The underlying fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the underlying fund may lose the value of its entire investment.

Selection Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund and the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL BlackRock Global Allocation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis NY Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund
•PIMCO VIT CommodityRealReturn™ Strategy Portfolio
•PIMCO VIT Total Return Portfolio

The underlying fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the underlying fund’s assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the underlying fund to underperform its benchmark index or other funds with similar investment objectives.

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More About the Funds                                                                                                                  Investment Risks

Short Sale Risk
A principal risk of the following underlying funds: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Total Return Portfolio
Short sales are subject to special risks. A short sale involves the sale by the underlying fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. Certain of the underlying funds may also enter into short derivatives positions through futures contracts or swap agreements. If the price of the security or derivative has increased during this time, then the underlying fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially resulting in the loss of more money than the actual cost of the investment. Short sales “against the box” give up the opportunity for capital appreciation in the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the underlying fund.

Sovereign Debt Risk
A principal risk of the AZL MVP BlackRock Global Allocation Fund and its underlying Fund, the AZL BlackRock Global Allocation Fund
Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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More About the Funds                                                                                                                    Investment Risks

Subsidiary Risk
A principal risk of the AZL MVP Funds. A principal risk of the following underlying funds: •AZL BlackRock Global Allocation Fund •PIMCO VIT CommodityRealReturn™ Strategy Portfolio
By investing in a wholly-owned subsidiary, the portfolio is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investment held by the subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and is generally not subject to all the investor protections of the 1940 Act. In additional, changes in the laws of the United States and/or the Cayman Islands, under whose laws the subsidiary is organized, could result in the inability of the portfolio and/or the subsidiary to operate as planned and could adversely affect the portfolio.

Tax Risk
A principal risk of the following underlying fund: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio
The portfolio gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreement, commodity options, futures, and option of futures. The portfolio may also gain exposure indirectly to commodity markets by investing in a wholly-owned subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the portfolio must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the portfolio in which the IRS specifically concluded that income derived from the portfolio’s investment in its subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its subsidiary. The use of commodity index-linked notes and investments in the subsidiary involve specific risks.

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 More About the Funds                                                                                                                 Investment Risks

Value Stocks Risk
A principal risk of the AZL MVP Invesco Equity and Income Fund.
A principal risk of the following underlying funds:
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis NY Venture Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund
•AZL Russell 1000 Value Index Fund

The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.

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Management

MANAGEMENT

The Manager

Allianz Investment Management LLC serves as the Manager for the Funds. The Manager’s address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

The Manager performs an analysis of possible investments for the Funds and selects Permitted Underlying Investments. For the AZL Fusion Funds, the Manager is assisted in this process by Wilshire Associates Incorporated (“Wilshire”), which serves as consultant to the Manager pursuant to an agreement between the Manager and Wilshire. The Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds. As of December 31, 2010, the Manager had aggregate assets under management of $8.68 billion.

Brian Muench has been the portfolio manager of the Funds since inception. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998.  Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life Insurance Company of North America and the president, a trustee and chair of the Trust and the Allianz Variable Insurance Products Trust (the “VIP Trust”). Previously, Mr. Muench held positions with The Principal Financial Group.

The Manager manages unregistered investment pools in which the Funds may invest. Currently, the Manager’s only clients are the Trust, the VIP Trust, the unregistered investment pools, and certain other entities affiliated with Allianz Life Insurance Company of North America.

The Manager has signed subadvisory agreements or portfolio management agreements (“Subadvisory Agreements”) with various subadvisers, some of which are affiliates of the Manager, for the underlying funds. The subadvisers manage the portfolio securities of the underlying funds and provide additional services including research, selection of brokers, and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements. There are no subadvisors providing investment subadvisory services to the Funds of the Trust.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager determines which funds should be underlying funds, and determines allocations to underlying funds, all subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust. A discussion of the Board of Trustees’ basis for approving the Funds’ Investment Management Agreement with the Manager will be available in the Funds’ Semi-Annual Reports for the six month period ending June 30, 2012.

The Manager is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. As of December 31, 2010, Allianz SE had third-party assets under management of $2.04 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.

Duties of the Manager

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, and advises on the Funds’ investment policies. The Manager is also responsible for selecting underlying funds, the allocation of assets to each underlying fund, and the allocation of the Funds’ assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers of the underlying funds, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers.

The Manager is paid a fee by the Funds for its services, as set forth below.

Each of the Funds, the underlying funds of the VIP Trust, and the Manager under an order received from the Securities and Exchange Commission (“SEC”) on September 17, 2002, may enter into and materially amend agreements with subadvisers without obtaining shareholder approval. This type of structure is commonly known as a “Manager of Managers” structure. For any Fund that is relying on the order, the Manager may:

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011
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Management

•	hire one or more subadvisers;

•	change subadvisers; and

•	reallocate management fees between itself and subadvisers.

Under a Manager of Managers structure, the Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. No Fund of the Trust currently relies on this order, and no Fund will rely on the order until it receives approval from:

•	its shareholders; or

•
the Fund’s sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

Management Fees

The Funds paid the Manager no fee for advisory services (including subadvisory fees) during 2011 because the Funds had not yet commenced operations. The Manager’s fees, as a percentage of net assets, for each fund:

	Percentage of Average Net Assets	Percentage of Average Net Assets After Temporary Fee Waivers
AZL MVP Balanced Index Strategy Fund	0.10%	0.05%
AZL MVP BlackRock Global Allocation Fund	0.10%	0.05%
AZL MVP Fusion Balanced Fund	0.20%	0.15%
AZL MVP Fusion Moderate Fund	0.20%	0.15%
AZL MVP Growth Index Strategy Fund	0.10%	0.05%
AZL MVP Invesco Equity and Income Fund	0.10%	0.05%
The Manager, not any Fund, pays a consultant fee to Wilshire.

The Manager and the Funds have entered into a written agreement limiting operating expenses (excluding certain Fund expenses including, but not limited to, Acquired Fund Fees and Expenses, and any taxes, interest, brokerage fees or extraordinary expenses), through April 30, 2013, to 0.30% for the AZL MVP Fusion Balanced Fund and AZL MVP Fusion Moderate Fund, 0.20% for the AZL MVP Growth Index Strategy Fund and AZL MVP Balanced Index Strategy Fund, and

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

59

Management

0.15% for the AZL MVP BlackRock Global Allocation Fund and the AZL MVP Invesco Equity and Income Fund. For this purpose, the fees and expenses of the AZL MVP Fund Subsidiaries are considered to be Acquired Fund Fees and Expenses. In addition, the Manager and the AZL MVP BlackRock Global Allocation Fund and the AZL MVP Invesco Equity and Income Fund also have entered into a written agreement further limiting operating expenses (subject to the same exclusions) on a temporary basis to 0.10% for each Fund. The temporary expense limitation agreement may be discontinued at any time, without notice.

Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to these agreements, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund’s ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

As compensation for its services as investment manager to each AZL MVP Fund Subsidiary, the Manager receives from each Subsidiary a total fee of 1.00% of the average daily net assets of the Subsidiary. This expense is indirectly borne by the AZL MVP Funds, as the shareholders of the Subsidiaries, and is reflected under the Annual Fund Operating Expenses table for each AZL MVP Fund.

Each Fund, as a shareholder of the underlying funds and the corresponding Subsidiary, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds or the Subsidiary. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds or the Subsidiary. These services include the asset allocation and monitoring functions provided by the Manager to the Funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution services or service fees to the insurance companies (or their affiliates) that issue the Contracts for customer service and other administrative services. The amount of such 12b-1 fees or service fees may vary depending on the underlying fund. Such 12b-1 fees or service fees generally are paid by shareholders of the underlying funds, including the Funds, and have the effect of increasing the expenses incurred by the Funds. The Manager may invest in an underlying fund with a 12b-1 fee or a service fee in circumstances where an identical fund without such fees, or with lower fees, may be available.

The underlying funds do not pay 12b-1 fees or service fees to the Funds, and the Funds do not pay 12b-1 fees or service fees. The distributor of the Contracts is an affiliate of the Manager.

Investment advisers to the underlying funds, or their affiliates, also may pay the insurance companies offering the Contracts through which the Funds are sold a service fee for servicing customer accounts. For further information regarding these fees, please see your Contract prospectus.

The Statement of Additional Information (SAI) has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.

The Administrator

Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds’ administrator, transfer agent, and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. Citi also acts as administrator of the funds that are series of the VIP Trust. The VIP Trust is affiliated with the Funds.

The Distributor

Allianz Life Financial Services, LLC (“ALFS”), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds’ distributor. ALFS is affiliated with the Manager. ALFS also acts as distributor of the VIP Trust, which is affiliated with the Funds.

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Management

Payments to Affiliated Insurance Companies

Currently, the Funds are available as underlying investment options for certain Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the “Affiliated Insurance Companies”), which are also affiliates of the Manager. In addition to the Funds, the Contracts include other funds for which the Manager is not the investment manager (the “Nonproprietary Funds”). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.

Other Administrative Services

The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.

Transfer Supported Features of Certain Annuity Contracts

The Funds may be offered under certain Contracts that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the “Transfer Supported Features”). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.

Legal Proceedings

The Manager is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Manager or principal underwriter is a party.

For information about legal proceedings of the underlying funds of the VIP Trust, please see the prospectus for the funds of the VIP Trust. To request a copy of the prospectus, see the back cover of this prospectus or contact us at 1-877-833-7113.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

61

Shareholder Information

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of each Fund share is based on its net asset value (“NAV”). The NAV is the current value of a share in a mutual fund. It is the Fund’s assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.

The assets of each Fund consist primarily of shares of underlying funds and may also include other securities, including interests in unregistered investment pools and unaffiliated mutual funds. Shares of underlying funds, interests in unregistered investment pools, and shares of unaffiliated mutual funds are valued at their respective NAVs. Other securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

The securities, other than short-term debt securities, held by a Fund’s underlying funds or other underlying investments (collectively, the “Permitted Underlying Investment”) are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the directors or trustees of the underlying funds or unaffiliated mutual funds, or in the case of an affiliated or unaffiliated unregistered investment pool, the pool’s trustee. The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgment respectively of (1) the Board of Trustees of the Trust, (2) the directors or trustees of the underlying funds or unaffiliated mutual funds, or their respective designees, or (3) the trustee of an affiliated or unaffiliated unregistered investment pool, instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Investment may be valued in foreign markets on days when the Permitted Underlying Investment’s NAV is not calculated. In such cases, the NAV of an Underlying Investment, or a Fund, through an Underlying Investment, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the underlying funds and the unaffiliated mutual funds in which a Fund may have invested.

Options purchased and held by the Funds or by a Permitted Underlying Investment generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of trading on the principal exchange. The close of trading for some options exchanges may occur later than the 4:00 p.m. closing of the NYSE, but is not expected to occur later than 4:15 p.m. Eastern Time. This means that a Fund holding options may not determine its NAV until 4:15 p.m. Eastern Time. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds’ Trustees.

Purchase and Redemption of Shares

Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company’s variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the “Market Timing” section below, and the market timing policy of the separate accounts of participating insurance companies.  Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

62

Shareholder Information

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

Market Timing

The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund’s share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as “time-zone arbitrage.” Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund’s performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

Dividends, Distributions, and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

63

Shareholder Information

each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.

Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.

Portfolio Securities

A description of the Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

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Financial Highlights

FINANCIAL HIGHLIGHTS

Copies of the Annual Report will be available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113. The Annual Report to Shareholders for the period ended December 31, 2012 will be available near the end of February, 2013.

Financial highlights are not presented for the Funds because the Funds had not commenced operations as of the date of this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ December 14, 2011

65

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Shareholder Reports):

Each Fund’s annual and semi-annual reports to shareholders contain additional information about the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Proxy Voting Records

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 3435 Stelzer Road, Columbus, Ohio 43219 (toll-free) 1-877-833-7113	Access the Allianz Life website at: www.allianzlife.com/GetInformed/VariableInvestmentOptions.aspx (for the SAI) www.allianzlife.com/PerformanceCenter/ShareholderReports.aspx (for shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/GetInformed/VariableInvestmentOptions.aspx

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

In Person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By Mail:

Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

The SEC charges a fee to copy any documents.

The Trust’s Investment Company Act File No.:

811-21624

PART B - SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

The AZL Fusion Funds

AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Moderate Fund

______________________________________________________________

The AZL Index Strategy Funds

AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
______________________________________________________________

AZL® MVP BlackRock Global Allocation Fund
AZL® MVP Invesco Equity and Income Fund
______________________________________________________________

December 14, 2011

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated December 14, 2011, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113. Copies of the prospectus or statement of additional information for the Underlying Funds that are direct investment options under variable annuity insurance policies offered by Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York (the “Participating Insurance Companies”) may also be obtained by contacting this same address or phone number.

The Allianz Variable Insurance Products Fund of Funds Trust  ¨ SAI ♦ December 14, 2011

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION4
The Funds4
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES5
Investing in Securities of Other Investment Companies7
Alternative Strategies and Unregistered Investment Pools7
Managed Volatility Portfolio7
U.S. Government Obligations8
Commercial Paper9
Asset-Backed Securities9
Asset-Based Securities9
Bank Loans10
Bank Obligations11
Common Stocks11
Convertible Securities11
Corporate Debt Securities12
Delayed Funding Loans and Revolving Credit Facilities13
Derivative Instruments14
Distressed Securities15
Event-Linked Exposure15
Exchange Traded Funds16
Exchange Traded Notes (“ETNs”)16
Foreign Currency Options and Futures Transactions17
Foreign Securities17
Forward Foreign Currency Exchange Contracts19
Futures20
Futures and Options Investment Risks21
Guaranteed Investment Contracts21
Illiquid Securities21
Inflation-Indexed Bonds22
Initial Public Offerings22
Lending of Portfolio Securities23
Loan Participations and Assignments23
Mortgage-Related Securities23
Options25
Preferred Stocks26
Real Estate Investment Trusts27
Repurchase Agreements27
Reverse Repurchase Agreements and Dollar Roll Agreements27
Risks of Techniques Involving Leverage28
Short Sales Against the Box28
Small Company Stocks29
Special Situation Companies29
Structured Notes29
Swap Agreements30
Taxable and Tax Exempt Municipal Securities32
Variable and Floating Rate Demand and Master Demand Notes32
Warrants and Rights33
When-Issued and Delayed Delivery Securities33
Zero Coupon and Pay-In-Kind Securities33
INVESTMENT RESTRICTIONS33

Portfolio Turnover35
Temporary Defensive Investments35
Disclosure of Portfolio Holdings35
Additional Purchase and Redemption Information37
Net Asset Value37
Valuation of the Money Market Fund37
Valuation of the Funds38
Redemption in Kind38
MANAGEMENT OF THE TRUST39
Trustees and Officers39
Trustee Holdings45
Control Persons and Principal Holders of Securities45
The Manager46
The Subadvisers of Underlying Funds48
Other Managed Accounts48
Potential Material Conflicts of Interest48
Portfolio Manager Compensation48
Portfolio Manager Ownership of Securities in the Funds48
Affiliated Persons49
Portfolio Transactions by the Funds or Underlying Funds49
Affiliated Brokers50
Administrator, Transfer Agent, and Fund Accountant50
Distributor51
Custodian52
Independent Registered Public Accounting Firm52
Legal Counsel52
Codes of Ethics52
Consultant to the Manager52
ADDITIONAL INFORMATION52
Description of Shares52
Vote of a Majority of the Outstanding Shares53
Additional Tax Information53
Additional Tax Information Concerning Funds That May Invest in Non-U.S. Corporations	55
Taxation of the Underlying Funds56
Performance Information56
Yields of the Money Market Fund56
Yields of the Non-Money Market Funds57
Calculation of Total Return57
Miscellaneous57
Financial Statements58
Proxy Voting Policies and Procedures58
APPENDIX A59
Commercial Paper Ratings59
Corporate and Long-Term Debt Ratings61
APPENDIX B — PROXY VOTING POLICIES 64
Allianz Variable Insurance Products Fund of Funds Trust64
Allianz Investment Management LLC67

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

STATEMENT OF ADDITIONAL INFORMATION

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) is an open-end management investment company consisting of 12 separate mutual funds (each, a “Fund” and together, the “Funds”). This SAI provides information regarding six of the Funds. The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a “fund of funds” and invests its assets primarily in the shares of other mutual funds (the “Underlying Funds”). The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in unregistered investment pools, and purchase U.S. government securities and short-term debt securities (together with the Underlying Funds, the “Permitted Underlying Investments”).

The Trust was established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies (the “Contracts”) offered by the separate accounts of the Participating Insurance Companies. Shares of the Trust are not offered to the general public but solely to such separate accounts (the “Separate Accounts”).

The Underlying Funds are currently all advised by Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager. The Underlying Funds include investment portfolios offered by the Allianz Variable Insurance Products Trust and the PIMCO Variable Insurance Trust.

The names (and subadvisers) of some of the Permitted Underlying Funds changed on the dates indicated:

Date	Current fund name (subadviser)	Previous fund name (subadviser)
June 1, 2010	AZL Morgan Stanley Global Real Estate Fund AZL Morgan Stanley Mid Cap Growth Fund (Morgan Stanley Investment Management Inc.)	AZL Van Kampen Global Real Estate Fund AZL Van Kampen Mid Cap Growth Fund (Van Kampen Asset Management)
July 1, 2010	AZL Allianz AGIC Opportunity Fund (Allianz Global Investors Capital LLC)	AZL OCC Opportunity Fund (Oppenheimer Capital LLC)
May 1, 2011	AZL JPMorgan International Opportunities Fund(1) (J.P. Morgan Investment Management Inc.)	AZL Morgan Stanley International Equity Fund (Morgan Stanley Investment Management Inc.)
	AZL Invesco Equity and Income Fund(2) AZL Invesco Growth and Income Fund(2) (Invesco Advisers, Inc.)	AZL Van Kampen Equity and Income Fund AZL Van Kampen Growth and Income Fund (Invesco Advisers, Inc.)
(1) Prior to June 1, 2010, this Fund was known as the AZL Van Kampen International Equity Fund, and was subadvised by Van Kampen Asset Management.

(2) Prior to June 1, 2010, these Funds were subadvised by Van Kampen Asset Management.

Please see the section of the Prospectus entitled “Management — The Manager” for further information regarding the Manager’s affiliation with the Underlying Funds.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust’s Prospectus.

THE FUNDS

AZL MVP FusionSM Balanced Fund (“MVP Fusion Balanced Fund”)
AZL MVP FusionSM Moderate Fund (“MVP Fusion Moderate Fund”)
AZL® MVP Balanced Index Strategy Fund (“MVP Balanced Index”)
AZL® MVP Growth Index Strategy Fund (“MVP Growth Index”)
AZL® MVP BlackRock Global Allocation Fund (“MVP BlackRock Global Allocation Fund”)
AZL® MVP Invesco Equity and Income Fund (“MVP Invesco Equity and Income Fund”)

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND

INVESTMENT POLICIES

The Funds invest in a variety of Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques, and risks for each of the Funds. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. Because the following is a combined description of the investment strategies of all of the Funds, certain matters described in this section may not apply to your Fund or Funds.  Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below without limit.

Fusion Funds

The following is a list of the asset classes and Fusion Permitted Underlying Investments in which the Fusion Funds may invest. All of the Fusion Permitted Underlying Investments in the list below are Fusion Underlying Funds except for unaffiliated mutual funds and affiliated and unaffiliated unregistered investment pools.

The Fusion Funds are professionally managed funds that allocate their assets primarily among various Fusion Permitted Underlying Investments belonging to different asset classes. In addition, each Fusion Fund may invest in other securities, including government securities, short-term debt securities, unaffiliated mutual funds, and other securities, including interests in unregistered investment pools. Each Fusion Fund allocates most of its assets among the asset classes by investing in Fusion Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Fusion Underlying Funds use a broad array of investment strategies and invest in many types of securities. To request a copy of the prospectus for most of Fusion Underlying Funds that are available as direct investment options through the Contracts, contact us at 1-877-833-7113.

All of the asset classes listed below primarily invest in equity securities with the exception of High-Yield Bonds, Intermediate-Term Bonds, Cash Equivalents, and Tactical Overlays. The Fusion Funds differ primarily due to their asset allocation among these Fusion Permitted Underlying Investments. The investment objectives of the Fusion Funds are as follows: (1) the Balanced Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration; and (2) the Moderate Fund seeks to achieve long-term capital appreciation. Each Fusion Fund’s investment performance and its ability to achieve its investment objective is directly related to the performance of the Fusion Permitted Underlying Investments in which it invests. Because each Fusion Fund invests in the Fusion Underlying Funds, investors in each Fusion Fund will be affected by the Fusion Underlying Funds’ investment strategies in direct proportion to the amount of assets the Fusion Fund allocates to the Fusion Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Fusion Underlying Funds are described in the prospectuses of the Fusion Underlying Funds. The Manager may update this list from time to time at its discretion.

Asset Classes	Fusion Permitted Underlying Investments
Small Cap (Equity)	AZL Columbia Small Cap Value Fund AZL Allianz AGIC Opportunity Fund AZL Turner Quantitative Small Cap Growth Fund AZL Franklin Small Cap Value Fund AZL Small Cap Stock Index Fund

Mid Cap (Equity)	AZL Columbia Mid Cap Value Fund AZL Mid Cap Index Fund AZL Morgan Stanley Mid Cap Growth Fund

Large Growth (Equity)	AZL BlackRock Capital Appreciation Fund AZL Dreyfus Equity Growth Fund AZL Russell 1000 Growth Index Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Large Blend (Equity)	AZL JPMorgan U.S. Equity Fund AZL MFS Investors Trust Fund AZL S&P 500 Index Fund

Large Value (Equity)	AZL Davis NY Venture Fund AZL Eaton Vance Large Cap Value Fund AZL Invesco Growth and Income Fund AZL Russell 1000 Value Index Fund

International Equity (Equity)	AZL Invesco International Equity Fund AZL International Index Fund AZL JPMorgan International Opportunities Fund AZL NFJ International Value Fund

Specialty (Equity and Fixed Income)
AZL BlackRock Global Allocation Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Unconstrained Bond Portfolio

High-Yield Bonds (Fixed Income)	PIMCO VIT High Yield Portfolio

Intermediate-Term Bonds (Fixed Income)
AZL Enhanced Bond Index Fund
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Emerging Markets Bond Portfolio

Cash Equivalent (Fixed Income)	AZL Money Market Fund

Tactical Overlay (Derivatives)	Affiliated and unaffiliated unregistered investment pools

Other Mutual Funds (Equity and/or Fixed Income)	Unaffiliated mutual funds
Index Strategy Funds

The Index Strategy Funds invest primarily in a combination of five underlying index funds, the Index Strategy Underlying Funds, each of which has its own investment strategies with its own related investment risks. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds. The Manager may modify this list from time to time at its discretion.

•	AZL Enhanced Bond Index Fund
•	AZL S&P 500 Index Fund
•	AZL Mid Cap Index Fund
•	AZL Small Cap Stock Index Fund
•	AZL International Index Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

In general, the Investment Company Act of 1940 (the “1940 Act”) permits a fund to invest in securities issued by other investment companies so long as, immediately after a security is purchased, (a) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a fund’s total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. However, in accordance with the provisions of the 1940 Act, and certain exemptive rules thereunder, investments may be made in excess of these amounts in certain instances, including when underlying funds are affiliated with a fund of funds and are in the same group of investment companies, and certain other requirements are met.

As a shareholder of another investment company, a Fund indirectly bears, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund invests may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges are payable by the Fund and, therefore, are borne indirectly by shareholders.

ALTERNATIVE STRATEGIES AND UNREGISTERED INVESTMENT POOLS

In addition to investing in the Underlying Funds and unaffiliated mutual funds, the Funds are authorized to invest in certain unregistered investment pools.

The Manager may also allocate up to 5% of the Funds’ respective net assets (or more if permitted in the Fund’s prospectus) to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.  The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets.  This strategy is intended to reduce the potential volatility of the Funds’ investment performance and may limit the Funds’ ability to benefit from rising markets while protecting the Funds in declining markets.  The Manager may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

The Manager may also use a tactical asset allocation overlay strategy in managing the Funds.  Most of the Permitted Underlying Funds use conventional securities selection techniques to implement their various investment strategies.  By contrast, the tactical asset allocation overlay strategy makes broad market investments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets.  The tactical asset allocation overlay strategy is intended to enhance long-term returns by using derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts.  Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets.  The Funds pursue this strategy by investing in unregistered investment pools that are not Underlying Funds and that are managed by the Manager or by unaffiliated investment managers.  Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds.  However, there can be no guarantee that such results will be achieved.  Generally, the tactical asset allocation overlay strategy will utilize approximately 5% of the net assets of each of the Funds.  Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.

MANAGED VOLATILITY PORTFOLIO

The Manager will implement the Funds’ managed volatility (MVP) risk management process primarily using futures, but may also use other derivative securities, such as options. The Funds normally will gain exposure to futures, options and other derivative securities indirectly through Permitted Underlying Investments; however, the Funds also may invest directly in derivatives. Derivative securities provide the Manager an effective method to reduce volatility of a Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

AZL MVP Funds – Investments in the Subsidiaries

Each Fund’s primary vehicle for gaining exposure to derivatives is expected to be through investments in a wholly-owned and controlled subsidiary, as follows (each a “Subsidiary” and together the “Subsidiaries”):

AZL MVP Fund	Subsidiary
AZL MVP Fusion Balanced Fund	AZL MVP FB Investments Trust
AZL MVP Fusion Moderate Fund	AZL MVP FM Investments Trust
AZL MVP Balanced Index Strategy Fund	AZL MVP BIS Investments Trust
AZL MVP Growth Index Strategy Fund	AZL MVP GIS Investments Trust
AZL MVP BlackRock Global Allocation Fund	AZL MVP BGA Investments Trust
AZL MVP Invesco Equity and Income Fund	AZL MVP IEI Investments Trust
Each Fund may invest up to 20% of its total assets in the shares of its corresponding Subsidiary. The Subsidiaries’ assets are managed by the Manager. The Subsidiaries (unlike the Funds) may invest without limitation in derivatives, but are otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Funds, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiaries are managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Funds.

Each Subsidiary is organized as a Delaware statutory trust and is located at 5701 Golden Hills Drive, Minneapolis, MN. The Manager acts as investment manager and as managing trustee for each Subsidiary. Each Fund is expected to be the sole shareholder of its corresponding Subsidiary, and shares of the Subsidiaries will not be sold or offered to other investors.

The Subsidiaries will enter into separate contracts for the provision of services, such as accounting, custody, and transfer agency, with the same or with affiliates of the same service providers that provide those services to the Funds.

The Subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, each Fund wholly-owns and controls its corresponding Subsidiary. The Manager manages the assets of the Funds and the Subsidiaries and serves as managing trustee for the Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. The Funds’ Board of Trustees has oversight responsibility for the investment activities of the Funds, including the investment in the Subsidiaries and the Funds’ role as sole shareholder of each Subsidiary. The Funds’ Chief Compliance Officer oversees implementation of the Subsidiaries’ policies and procedures, and makes periodic reports to the Funds’ Board of Trustees regarding the Subsidiaries’ compliance with their policies and procedures.

As compensation for its services as investment manager to each AZL MVP Fund Subsidiary, the Manager receives from each Subsidiary a total fee of 1.00% of the average daily net assets of the Subsidiary. This expense is indirectly borne by the Funds, as the shareholders of the Subsidiaries.

Changes in the laws applicable to the Funds or the Subsidiaries could result in the inability of the Funds or the Subsidiaries to operate as described in the Funds’ prospectus and this Statement of Additional Information and could adversely affect the Funds.

U.S. GOVERNMENT OBLIGATIONS

The Funds and all of the Underlying Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA or the FHLMC, since it is not obligated to do so by

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

law. These agencies or instrumentalities are supported by the issuer’s right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

COMMERCIAL PAPER

The Funds and certain of the Underlying Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

The Funds and certain of the Underlying Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds and certain of the Underlying Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

The following discussion concerns securities which may be investments of one or more of the Underlying Investments, including the Underlying Funds, in which the Funds may invest. The Funds may also invest directly in these securities.  The ability of a Underlying Fund or an unaffiliated mutual fund to invest in the securities described below will be subject to its investment objectives, policies, and strategies, as described in its prospectus and statement of additional information, and to applicable provisions of the 1940 Act and regulations thereunder.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than shorter term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

ASSET-BASED SECURITIES

Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” Generally, a Fund will purchase asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the subadviser has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

subadviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, a Fund generally would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. A Fund may invest in the securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

BANK LOANS

A Fund may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. Certain Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of setoff against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Fund’s manager to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Funds may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future.

A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Funds’ manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

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Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.

The Loans in which the Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position. The Funds may invest in leveraged inverse floating rate debt instruments (“inverse floaters”).

BANK OBLIGATIONS

This class of securities includes bank obligations consisting of bankers’ acceptances, certificates of deposit and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by the Funds and Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certificates of deposit include Eurodollar certificates of deposit (“Euro CDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit (“Yankee CDs”) which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

claim against the issuer’s assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. Purchasing a non-convertible debt security and a warrant or option enables the investor to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the investor generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. Underlying Funds may invest only in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE DEBT SECURITIES

Depending upon the prevailing market conditions, an investor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain of the Underlying Investments may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody’s) or, if not rated, are of comparable quality as determined by the subadviser of the Underlying Fund (“Medium-Grade Securities”). After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Permitted Underlying Investment. Neither event will require a sale of such security. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a “medium grade security.”

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody’s to have speculative characteristics.

Certain of the Permitted Underlying Investments may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody’s) or BBB (S&P) are considered below investment grade and are commonly referred to as “junk” bonds (“Lower Rated Securities”).

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond — the issuer — is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:

•
Greater credit risk – Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

•
Reduced liquidity – There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

•
Lack of historical data – Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to investors.

Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that an investor may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody’s and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the manager of a Permitted Underlying Investment may conduct its own independent credit analysis of Medium-Grade and Lower Rated Securities.

Collateralized Debt Obligations.  Collateralized debt obligations (“CDOs”) includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be deemed to be illiquid securities.  However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a particular CDO may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Certain of the Underlying Investments may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the investor to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that one of the Underlying Funds is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain of the Underlying Investments may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, an investor may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Underlying Funds that invest in delayed funding loans and revolving credit facilities for which there is no readily available market currently intend to treat them as illiquid for purposes of the Funds’ limitation on illiquid

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investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see “Loan Participations and Assignments”. Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments”. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Portfolio.

DERIVATIVE INSTRUMENTS

The Permitted Underlying Investments (other than the AZL Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a portfolio or for risk management or for any other permissible purposes consistent with the Permitted Underlying Investment’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Underlying Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise “covered” through ownership of the underlying security, financial instrument, or currency.  As investment companies registered with the SEC, the Underlying Funds are subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC.  Further, in accordance with these positions, with respect to certain kinds of derivatives, the Underlying Funds must “set aside” (sometimes referred to as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open.  For example, with respect to forward contracts and futures that are not legally required to “cash settle,” the Underlying Funds must cover the open position by setting aside liquid assets in an amount equal to the contract’s full notional value.  With respect to forward contracts and futures that are required to “cash settle,” however, the Underlying Funds are permitted to set aside liquid assets in an amount equal to their daily marked to market (net) obligation, if any, (in other words, their daily net liability, if any) rather than the notional value.  The unregistered investment pools in which the Funds may invest may not be required to segregate assets to cover their exposure resulting from investments in derivatives.

Hybrid instruments: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed

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principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Permitted Underlying Investment to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Permitted Underlying Investment. Each Underlying Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  Underlying Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Underlying Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DISTRESSED SECURITIES

A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Manager of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks. A Fund may make such investments when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. Except to the extent otherwise permitted by a Fund’s prospectus or statement of additional information, a Fund will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

EVENT-LINKED EXPOSURE

An investor may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance

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of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the bond holder may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the bond holder will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the investor to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the bond holder may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.

EXCHANGE TRADED FUNDS

ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

•
“SPDRs” (S&P’s Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index’s underlying investment portfolio, less any trust expenses.

•
“Qubes” (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•	“iShares” which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

•
“HOLDRs” (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund’s investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs can generate brokerage expenses.

EXCHANGE TRADED NOTES (“ETNS”)

Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use

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leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS

Certain of the Permitted Underlying Investments may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates.

The unregistered investment pools in which the Funds may invest do not typically invest in foreign currency options as a means to hedge against currency risk for other foreign currency denominated investments. However, certain of the Permitted Underlying Investments may utilize such hedging strategies.  While purchasing a foreign currency option can protect against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Permitted Underlying Investment were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Permitted Underlying Investment has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Permitted Underlying Investment would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain of the Permitted Underlying Investments may invest in foreign currency futures transactions. As part of its financial futures transactions, the Permitted Underlying Investment may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Permitted Underlying Investment may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES

Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a fund may hold securities and funds in foreign currencies, a fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its

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portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the “euro.” The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

Investment in Companies in Developing Countries/Emerging Markets

Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Permitted Underlying Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Underlying Funds) of its net assets in illiquid securities. Conversely, a Underlying Investment’s inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in those countries and the availability to the Permitted Underlying Investment of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

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Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Depositary Receipts

For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. EDRs and GDRs are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Foreign Sovereign Debt

Sovereign debt obligations are issued by foreign governments. To the extent that a fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Permitted Underlying Investment’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Foreign currency exchange transactions may be either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The unregistered investment pools in which the Funds may invest do not typically enter into forward foreign currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, certain other Permitted Underlying Investments may use such strategies.  For example, when a Permitted Underlying Investment enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Permitted Underlying Investment is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example,

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when the manager or managers of a Permitted Underlying Investment believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Permitted Underlying Investment’s portfolio securities or other assets denominated in such foreign currency. Alternatively, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.  The manager or managers of a Permitted Underlying Investment may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  To the extent that the currency is not being used for hedging purposes, the Fund will segregate or “earmark” cash or assets determined to be liquid.

The unregistered investment pools in which the Funds may invest do not typically engage in offsetting transactions.  However, certain Permitted Underlying Investments may retain a portfolio security and engage in an offsetting transaction by investing in a forward foreign currency contract. In these situations, a gain or a loss will be incurred to the extent that there has been a movement in forward currency contract prices. If the Permitted Underlying Investment engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between the date on which a Permitted Underlying Investment enters into a forward currency contract for the sale of foreign currency and the date on which it enters into an offsetting contract for the purchase of the foreign currency, the Permitted Underlying Investment would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Permitted Underlying Investments will have to convert any holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

FUTURES

The Permitted Underlying Investments (other than the AZL Money Market Fund) may enter into futures contracts.  This investment technique is used primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Permitted Underlying Investment holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, an investor can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, an investor, through the purchase of such contract, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Permitted Underlying Investment the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and may require segregation of liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. An investor may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall investment performance than if the investor had not entered into any futures transactions. In addition, when an investor uses futures for hedging purposes the value of the investor’s futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the investor’s ability to hedge effectively against interest rate, foreign exchange rate and/or

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market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS

Investors incur brokerage fees in connection with its futures and options transactions.  The Underlying Funds that engage in futures and options transactions will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts may be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while an investor may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall investment performance than if the investor had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a portfolio.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds, neither the Trust nor the Funds are deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA.  The Manager is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.

GUARANTEED INVESTMENT CONTRACTS

A Guaranteed Investment Contract (“GIC”) is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

ILLIQUID SECURITIES

Certain of the Permitted Underlying Investments may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on the so-called “private placement” exemption from registration which is afforded by Section 4(2) of the 1933 Act (“Section 4(2) Securities”). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Permitted Underlying Investments, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust’s board of trustees (the “Board” or “Board of Trustees”) has delegated to the Manager the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to “qualified institutional buyers” as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The subadviser of an Underlying Fund may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued the security. In making such determination, the adviser/subadviser generally considers any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, certain of the Underlying Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued the Underlying Fund. The price that an Underlying Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. An Underlying Fund may not invest in additional illiquid securities if, as a result, more than 15% (for some Funds, 10%) of the market value of its net assets would be invested in illiquid securities. If for any reason this limitation is exceeded, the Underlying Fund will take appropriate steps to bring the aggregate amount of illiquid securities below 15% (or 10%, as applicable) as soon

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

as reasonably practicable; however, the Underlying Fund will not liquidate any illiquid securities if the Manager (or the Subadviser, as applicable) determines that doing so would not be in the best interests of the Underlying Fund.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Permitted Underlying Investment’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INFLATION-INDEXED BONDS

Certain Funds may invest in inflation-indexed bonds, which are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INITIAL PUBLIC OFFERINGS

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer.  A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets.  IPO securities are subject to market risk and liquidity risk.  The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer.  A Fund may hold IPO securities for a period of time or may sell them soon after the purchase.  Investments in IPOs could have an increased impact, either positive or negative, on a Fund’s performance if the Fund’s assets are relatively small.  The impact of an IPO on a Fund’s performance may tend to diminish as the Fund grows.  In circumstances where investments in IPOs make a significant

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contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Permitted Underlying Investments may, from time to time, lend up to 33 1/3% of their portfolio securities to broker dealers, banks or institutional borrowers of securities. An Underlying Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Underlying Fund and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Underlying Fund. During the time portfolio securities are on loan, the borrower pays the Underlying Fund any dividends or interest paid on such securities. Loans are subject to termination by the Underlying Fund or the borrower at any time. While the Underlying Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to an Underlying Fund, the Underlying Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Underlying Fund will enter into loan arrangements only with broker dealers, banks or other institutions determined to be creditworthy by the Manager.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies).  Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Underlying Fund relies on its subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, mortgage-related securities may be issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. An investor may purchase mortgage-related securities at a premium or at a discount. If an investor purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security’s

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return to the Permitted Underlying Investment. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Permitted Underlying Investment will receive when these amounts are reinvested.

If an investor purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the investor may receive payments only after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the investor as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.  An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities.  A mortgage pool may issue securities subject to various levels of subordination.  The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Collateralized Mortgage Obligations

Mortgage-related securities may also include collateralized mortgage obligations (“CMOs”). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

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Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

Stripped Mortgage Securities

Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain of the Permitted Underlying Investments may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Certain of the Permitted Underlying Investments may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash.

Stripped mortgage-backed securities may be purchased for hedging purposes to protect against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Permitted Underlying Investment may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, it may be difficult to sell such securities.

OPTIONS

The Permitted Underlying Investments (other than the AZL Money Market Fund) may write (or sell) put and call options.  Underlying Investments may write options on the securities that an Underlying Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Permitted Underlying Investments (other than the AZL Money Market Fund) may also purchase put and call options.

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A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be.

When a Permitted Underlying Investment writes an option, an amount equal to the net premium (the premium less the commission) received by the Permitted Underlying Investment is included in the liability section of the Permitted Underlying Investment’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. If an option expires on the stipulated expiration date or if the Permitted Underlying Investment enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Permitted Underlying Investment may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Permitted Underlying Investment will realize a gain or loss.

In order to close out a call option it has written, the Permitted Underlying Investment will enter into a “closing purchase transaction” (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Permitted Underlying Investment previously has written). When the portfolio security or currency subject to a call option is sold, the Permitted Underlying Investment will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Permitted Underlying Investment is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Permitted Underlying Investment delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Permitted Underlying Investment will forego the potential benefit represented by market depreciation over the exercise price.

A Permitted Underlying Investment may sell “covered” put and call options as a means of hedging the price risk of securities in the Permitted Underlying Investment’s portfolio. The sale of a call option against an amount of cash equal to the put’s potential liability constitutes a “covered put.”

Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the manager of a Permitted Underlying Investment and verified in appropriate cases. OTC options are subject to the Underlying Funds’ 15% (or 10% for certain Underlying Funds) limit on investments in securities which are illiquid or not readily marketable (see “Investment Restrictions”), provided that OTC option transactions by an Underlying Fund with a primary U.S. Government securities dealer which has given the Underlying Fund an absolute right to repurchase according to a “repurchase formula” will not be subject to such 15% limit.

The Permitted Underlying Investments (other than the AZL Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PREFERRED STOCKS

Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS

Certain of the Permitted Underlying Investments may invest in equity or debt real estate investment trusts (“REITs”). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the “Code”) and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS

Securities held by any of the Permitted Underlying Investments may be subject to repurchase agreements. Under the terms of a repurchase agreement, an investor acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the investor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the investor plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the investor holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the investor were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the investor would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of an Underlying Fund’s securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an Underlying Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Pursuant to reverse repurchase agreements and dollar roll agreements an investor sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased under a dollar roll agreement. The Funds do not consider a TBA (to be announced) trade, which is a forward mortgage-backed securities trade, to be a dollar roll since a TBA is a commitment to make a future purchase and does not involve deliverable securities. At the time a Permitted Underlying Investment enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Underlying Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by the investor may decline below the price at which the investor is obligated to repurchase the securities. Although reverse

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

repurchase agreements and dollar roll agreements are excluded from the Funds’ fundamental restriction against borrowing, they may, to some extent, involve the risk of leverage.  See “Risks of Techniques Involving Leverage” below. A Permitted Underlying Investment may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Permitted Underlying Investment generally will invest the proceeds of such borrowings only when such borrowings will enhance a Permitted Underlying Investment’s liquidity or when the Permitted Underlying Investment reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE

Use of leveraging involves special risks and may involve speculative investment techniques. Certain of the Permitted Underlying Investments may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements or dollar roll agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain of the Permitted Underlying Investments may engage in dollar roll transactions. Each of these types of transactions involves the use of “leverage” when cash made available through the investment technique is used to make additional portfolio investments. In order for an Underlying Fund to use these investment techniques, its adviser or subadviser of the Underlying Fund must believe that the leveraging and the returns available to the Underlying Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when an investor achieves the right to a return on a capital base that exceeds the investment the investor has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the Underlying Fund. Leverage may involve the creation of a liability that requires the payment of interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Permitted Underlying Investment’s shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Permitted Underlying Investment is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Permitted Underlying Investment than if the Permitted Underlying Investment were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Permitted Underlying Investment’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Permitted Underlying Investment’s use of leverage would result in a lower rate of return than if the Permitted Underlying Investment were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Permitted Underlying Investment were not leveraged. In an extreme case, if a Permitted Underlying Investments current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Permitted Underlying Investment to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX

Certain of the Permitted Underlying Investments may engage in short sales against the box. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Permitted Underlying Investment may engage in a short sale if at the time of the short sale the Permitted Underlying Investment owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by a Permitted Underlying Investment to, for example, lock in a sale price for a security the Permitted Underlying Investment does not wish to sell immediately. If a Permitted Underlying Investment engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, as required by law, the Permitted Underlying Investment will segregate or “earmark” cash or assets determined to be liquid equal to the amount of the commitment. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Permitted Underlying Investment could experience losses or delays in recovering gains on short sales. To minimize this risk, a Permitted Underlying Investment will enter into short sales against the box only with brokers deemed by the adviser/subadviser of a Permitted Underlying Investment to be creditworthy. No more than 10% of the Permitted Underlying Investment’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Permitted Underlying Investment may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Permitted Underlying Investment (or a security convertible or exchangeable for such security). In such case, any future losses in the Permitted Underlying Investment’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Permitted Underlying Investment owns. There will be certain additional transaction costs associated with short sales against the box, but the Permitted Underlying Investment will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Permitted Underlying Investment effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Permitted Underlying Investment closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Permitted Underlying Investment may effect short sales.

SMALL COMPANY STOCKS

Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES

Certain of the Underlying Funds may invest in “special situation companies.” “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in an Underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of certain Underlying Funds believe, however, that by conducting careful analysis of “special situation companies” investing in the securities of these companies at the appropriate time, an Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STRUCTURED NOTES

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

more traditional debt securities. To the extent a Permitted Underlying Investment invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Permitted Underlying Investment’s portfolio in an effort to monitor the Permitted Underlying Investment’s interest rate risk.

SWAP AGREEMENTS

Investors enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost than if the investor had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Permitted Underlying Investment’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Permitted Underlying Investment’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying Investment) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Permitted Underlying Investment’s portfolio. An Underlying Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Underlying Fund’s total assets.

Credit Default Swaps: A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the investor. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. An investor may be either the buyer or seller in the transaction. If the investor is a buyer and no credit event occurs, the investor may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, an investor generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, an investor would effectively add leverage to its portfolio because, in addition to its total net assets, the investor would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Permitted Underlying Investment will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Permitted Underlying Investment's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund). In connection with credit default swaps in which a Permitted Underlying Investment is the buyer, the Permitted Underlying Investment will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Permitted Underlying Investment's exposure (any accrued but unpaid net amounts owed by the Permitted Underlying Investment to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Permitted Underlying Investment is the seller, the Permitted Underlying Investment will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Permitted Underlying Investment). Such segregation or “earmarking” will ensure that the Permitted Underlying Investment has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Permitted Underlying

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Investment's portfolio. Such segregation or “earmarking” will not limit the Permitted Underlying Investment's exposure to loss.

Whether a Permitted Underlying Investment’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of its manager to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Permitted Underlying Investment bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager of a Permitted Underlying Investment will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Investment’s repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Permitted Underlying Fund’s ability to use swap agreements in a desired tax strategy. The swap market is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Permitted Underlying Investment’s ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

Currency Swaps. To protect against currency fluctuations or to hedge portfolio positions, certain Funds may enter into currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Interest Rate Transactions and Swaptions. Certain Funds, to the extent permitted under applicable law, may enter into forms of swap agreements including interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”. Caps and floors are less liquid than swaps. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Certain Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. They may also be used for speculation to increase returns. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES

Certain of the Permitted Underlying Investments may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The subadviser of an Underlying Fund will consider such an event in determining whether the Underlying Fund should continue to hold the obligation.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES

Certain of the Permitted Underlying Investments may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies, and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

notes are direct lending arrangements between a fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The manager of a Permitted Underlying Investment will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS

Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Certain of the Permitted Underlying Investments may purchase securities on a “when-issued” or “delayed delivery” basis. A Permitted Underlying Investment will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Permitted Underlying Investment will not pay for such securities or start earning interest on them until they are received. When a Permitted Underlying Investment agrees to purchase securities on a “when-issued” or “delayed delivery” basis, it will segregate, or “earmark” cash or assets determined to be liquid.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Permitted Underlying Investment relies on the seller to complete the transaction; the seller’s failure to do so may cause a Permitted Underlying Investment to miss a price or yield considered to be advantageous. If a Permitted Underlying Investment sells a “when-issued” or “delayed delivery” security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES

Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although an investor receives no periodic cash payments from such investments, applicable tax rules require the investor to accrue and pay out its income from such securities annually as income dividends.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under “ADDITIONAL INFORMATION — Vote of a Majority of the Outstanding Shares” in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote.

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No Fund may:

1.
Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

2.
Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies and other investment companies engaging in whole or in part in such activities.

3.
Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies which deal in real estate and may purchase securities which are secured by interests in real estate;

4.
Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

(b)	wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

(d)	personal credit and business credit businesses will be considered separate industries; and

(e)	investments in securities of other investment companies are not subject to this restriction.

5.
Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

6.	Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

7.
Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund’s total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund’s net assets at the time of borrowing.

For purposes of the above investment limitations and the non-fundamental limitation No. 5 below, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

With respect to investment limitation No. 2 above, “commodities” includes commodity contracts. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund’s investment practices described in the Fund’s Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:

1.
Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund’s investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

2.
Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund’s investment objective and policies, (a) this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.

3.
Purchase securities of companies for the purpose of exercising control. Investments in wholly-owned investment entities will not be deemed to be the making of investments for the purpose of exercising control.

4.	Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.

5.
Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

Except for the Funds’ policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Underlying Funds and the Permitted Underlying Investments in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Underlying Fund are set forth in the SAI for each Underlying Fund.

PORTFOLIO TURNOVER

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission (“SEC”) requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund’s shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

TEMPORARY DEFENSIVE INVESTMENTS

As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short-term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See “Additional Information on Portfolio Instruments and Investment Policies” — “Bank Obligations”, “Government Obligations”, “Commercial Paper”, “Corporate Debt Securities”, “Repurchase Agreements” and “Variable and Floating Rate Demand and Master Demand Notes”).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds’ compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Investment Management LLC its investment adviser that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Complete portfolio holdings will be included in the Funds’ annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds’ annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC’s website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC’s Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Approximately 21 to 45 days after the end of each quarter, the Funds’ distributor posts on the Funds’ website (www.allianzlife.com) and publishes a fact sheet on each of the Funds which lists the Fund’s top holdings (generally, the top 10 to 15 holdings) at quarter-end.  Information concerning the target allocation of the Funds’ assets to the various Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds’ website one day prior to the use of such printed materials.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter.  The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds’ shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds’ policies regarding the disclosure of portfolio holdings include the provision that the Funds’ investment adviser (Allianz Investment Management LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Funds’ administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.  The Fund’s independent registered public accountant also has access from time to time to a Fund’s portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund’s independent registered public accountant also has access from time to time to a Fund’s portfolio holdings in connection with performing the audit and related functions.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Recipient (holdings)	Frequency	Delay before dissemination
The Bank of New York Mellon (Fund Custodian)	Daily	None
Citi Fund Services Ohio, Inc. (Fund Accountant, Administrator and Transfer Agent)	Daily	None
Broadridge Investor Communication Solutions, Inc. (proxy voting services)	As necessary	None
Factset	Daily	1 day
Bloomberg	Quarterly	31 Calendar days after quarter end
Lipper	Quarterly	31 Calendar days after quarter end
S&P	Quarterly	31 Calendar days after quarter end
Morningstar Inc.	Monthly	31 Calendar days after month end
Thomson/Vestek	Quarterly	31 Calendar days after quarter end
Wilshire Associates Incorporated	Daily	None
No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

There is no assurance that the Funds’ policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Funds are sold on a continuous basis by the Trust’s distributor, Allianz Life Financial Services, LLC, which has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds has one class of shares.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus on each Business Day of the Trust. A “Business Day” is a day on which the New York Stock Exchange (the “NYSE”) is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Underlying Funds and may also include other securities, such as interests in unregistered investment pools, all of which are valued at their respective net asset values.

VALUATION OF THE MONEY MARKET FUND

The Money Market Fund, an Underlying Fund, has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar weighted average maturity appropriate to the Fund’s objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) or less from the date of purchase in the case of securities in the NRSROs' highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the NRSROs' second highest short-term rating categories.  The Money Market Fund must maintain an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.

The Money Market Fund must also hold at least 10% of its total assets in "daily liquid assets" and at least 30% of its total assets in "weekly liquid assets."  Daily liquid assets are limited to cash, direct obligations of the U.S. Government, and

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

other securities payable within one business day.  Weekly liquid assets are limited to cash, direct obligations of the U.S. Government, direct discount obligations of federal government agencies and government-sponsored enterprises with a remaining maturity date of 60 days or less from the date of purchase, and other securities payable within five business days.  In addition, the Money Market Fund is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions.  This general liquidity obligation may require the Money Market Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements described above.

The Money Market Fund’s board of trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the board of trustees promptly consider what action, if any, should be initiated. If the trustees believe that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE FUNDS

The price of each Fund share is based on its net asset value (“NAV”). The NAV is the current value of a share in a mutual fund. It is the Fund’s assets minus liabilities divided by the number of outstanding shares.  The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

Portfolio securities held by the Funds or Underlying Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds or the Underlying Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the applicable funds’ board of trustees. Portfolio securities of sufficient credit quality with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Options purchased and held by the Funds or by a Permitted Underlying Investment generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of trading on the principal exchange. The close of trading for some options exchanges may occur later than the 4:00 p.m. closing of the NYSE, but is not expected to occur later than 4:15 p.m. Eastern Time. This means that a Fund holding options may not determine its NAV until 4:15 p.m. Eastern Time. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds’ Trustees.

Portfolio securities held by the Funds or an Underlying Fund that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the funds’ board of trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using current market prices and may be valued on the basis of prices provided by a pricing service. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the applicable funds’ board of trustees.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”).  The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The chairman of the Board of Trustees is Brian Muench who is an “interested person” of the Trust, as defined under the 1940 Act, by virtue of his employment with Allianz Life Insurance Company of North America (“Allianz”) and the Manager. The Trust does not have a lead independent (non-“interested”) trustee. The Board of Trustees has not found it necessary to create a lead independent trustee because the members of the Board of Trustees, including the independent trustees, have been satisfied with the effectiveness of the existing structure of the Board of Trustees. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.

The Board of Trustees presently is composed of nine members, seven of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. All of the independent trustees have served on the Board of Trustees for at least four years; two independent trustees have served for over ten years.

As reflected below, the chairs and membership of the Audit, Investment and Nominating and Corporate Governance Committees are composed entirely of independent trustees. Through these committees, the independent trustees have direct oversight of accounting, auditing and financial matters affecting the Trust, the evaluation and supervision of the Trust’s Manager and subadvisers and the selection and nomination of candidates to the Board of Trustees.

The independent trustees regularly communicate with Mr. Muench, regarding matters of interest or concern to them, and the independent trustees participate in developing agenda items for Board meetings. The Board of Trustees meets in person approximately five times each year and by telephone at other times. At each in-person meeting, the Board holds one or more executive sessions at which the independent trustees are free to discuss any matter of interest or concern to them and obtain information directly from officers, employees and other agents of the Trust.

The Board of Trustees is actively involved in the risk oversight of the Trust. The Board, as a whole and through its Audit and Investment committees, supervises the Trust’s accounting and audit functions, as well as other financial matters affecting the Trust, and evaluates and supervises the Trust’s Manager and subadvisers. The Board of Trustees regularly receives detailed reports from, and has opportunity to question representatives of, the Trust’s Chief Compliance Officer, the Trust’s independent audit firm, and the Trust’s administrator. The Chief Compliance Officer’s reports include a quarterly risk assessment outlining all identified compliance risks, all identified exceptions and their resolution. The Board of Trustees also periodically receives reports, in person or by telephone, from various subadvisers.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.

•
The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year.  Mr. Reeds serves as chairman of the Audit Committee.  The

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

•
The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Gelfenbien and Mr. McClean serve as co-chairmen of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.

•
The Nominating and Corporate Governance Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met one time during the last fiscal year.  Ms. Ettestad and Ms. Leonardi serve as co-chairpersons of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees.  The Nominating Committee does not consider nominees recommended by shareholders of the Trust.

Effective December 1, 2010, the Valuation and Investment Policy Committee (the “VIP Committee”) was dissolved and replaced with two new committees.  The VIP Committee met 11 times, prior to its dissolution. The new committees are listed below:

•
The Investment Policy Committee, made up of Darin Egbert, Brian Muench, Michael J. Tanski, Bradley K. Quello, and Jeremy Smith, met one time during the last fiscal year.  The Investment Policy Committee monitors the Trust’s investment policies and advisory issues, including commission recapture, securities lending, proxy voting and subadviser compliance, and provides recommendations to the Board. This committee meets at least once a month.

•
The Valuation Policy Committee, made up of Brian Muench, Darin Egbert, Bradley K. Quello, Jeremy Smith, Neil C. Gonzales, Morris Engel, Jeremy German, Stacy Jenniges, Charlie W. Schaub, Neil D. Tobiason, Erik Vang, Chris Kerslake and Gregory Walter, met one time during the last fiscal year.  The Valuation Policy Committee monitors the assets of the Trust and, when necessary, determines the fair value of securities held by the Funds of the Trust. This committee meets at least once a month.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

NON-INTERESTED TRUSTEES(1)
Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	General Partner of Fairview Capital, L.P., 1994 to present	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999	42	Connecticut Water Service, Inc.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

INTERESTED TRUSTEES(3)
Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 45 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None
The following briefly describes specific experiences, qualifications, attributes or skills each trustee brings to his or her service on the Board of Trustees of the Trust:

Mr. Burnim brings to the Board of Trustees nearly 40 years of experience in management and director positions in the financial services industry. Mr. Burnim’s management experience includes over 25 years in various senior management positions for Citibank/Citicorp’s Corporate and Investment banking sectors and approximately ten years as Managing Director or Executive Vice President at various privately owned investment firms. Mr. Burnim also has substantial prior board experience, including service on the boards of The Bank of Bermuda and various hedge funds and insurance companies, as well as various nonprofits. Mr. Burnim offers the Board of Trustees his considerable knowledge of the securities and insurance industries in which the Trust functions and in Board governance matters.

Ms. Ettestad brings to the Board of Trustees nearly 20 years of senior management experience, including over ten years of experience in senior management positions specifically at insurance providers and other financial service firms. Ms. Ettestad’s subject matter expertise includes creation and analysis of financial systems and design and implementation of Sarbanes Oxley compliance and control processes, both directly applicable to the Board’s supervision of the Trust’s finance and compliance functions.

Mr. Gelfenbien brings to the Board of Trustees nearly 20 years of experience as partner and managing partner at Anderson Consulting (now Accenture), where his clients included governments, insurance companies and banks. Mr. Gelfenbien also has substantial board experience, including service on the boards of the Virtus Funds, Phoenix Companies, Edge Series Mutual Funds, and Webster Bank, as well as on the University of Connecticut Board of Trustees. Mr. Gelfenbien therefore brings to the Board of Trustees his considerable knowledgeable of the mutual fund and insurance industries in which the Trust functions and his knowledge of Board governance matters.

Ms. Leonardi brings to the Board of Trustees nearly 30 years of senior management experience, including over 15 years of experience as senior vice president, managing director or general partner of two private equity fund-of-funds managers and experience launching a new insurance subsidiary of Phoenix Home Life Mutual Insurance Co. Ms. Leonardi has substantial prior board experience, including service on the boards of the University of Connecticut Health Center (14 years), the University of Connecticut (10 years) and the Connecticut Children’s Medical Center (3 years). Ms. Leonardi therefore brings considerable knowledgeable of the securities and insurance industries in which the Trust functions and in Board governance matters.

Mr. Lewis brings to the Board of Trustees over 35 years of management experience at various companies, including nearly 10 years in senior management positions at Fortis Financial Group and IDS Financial Services, Inc. Mr. Lewis brings to the Board of Trustees considerable experience in a variety of business functions, including sales and marketing, strategic planning, new product development and financial management. Mr. Lewis also has significant prior board

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

experience with for profit and nonprofit organizations, including 15 years on the Orono, Minnesota Board of Education. Mr. Lewis therefore also brings considerable knowledgeable of Board governance matters.

Mr. McClean brings to the Board of Trustees nearly 30 years of experience in senior management positions at various companies, including, most recently, approximately seven years as Managing Director at a private firm providing risk management and strategic planning advice to clients, including major financial services firms. Mr. McClean also has significant prior board experience with a variety of companies, including Cyrus Reinsurance, PNMAC Mortgage Opportunity Fund LLC and Energy Capital, LLC. Mr. McClean therefore brings considerable knowledgeable of Board governance matters.

Mr. Muench, as President, and previously as Vice President, is responsible for the day-to-day functions of the investment advisor, including management of the investment research process and the investment analytical group which monitors and makes recommendations regarding the retention of existing subadvisers and addition of new subadvisers within the investment option line-up. Prior to joining the Manager, Mr. Muench was Assistant Vice President for Allianz Life’s Treasury Division where he held various management positions, most recently as the Director over asset/liability management functions for general account assets and hedge execution operations. Mr. Muench brings to the Board of Trustees not only his expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds of the Trust and of the subadvisers of the Underlying Funds.

Mr. Reeds brings to the Board of Trustees over 30 years of experience in the investment department of CIGNA (and its predecessors), including nine years as Chief Investment Officer. Mr. Reeds also served as Chief Executive Officer of Conning Corporation (an investment bank) for the six months before its sale to Metropolitan Life. Mr. Reeds’ prior board service includes Conning Corporation, Connecticut Water Service and Lyme Academy College of Fine Arts. Mr. Reeds therefore brings to the Board, and to his role as the Board’s audit committee financial expert, considerable experience in the securities industry and Board governance matters and considerable knowledge in investments.

Mr. DeChellis is employed as President and, previously, as a Senior Vice President of the Trust’s distributor, which is also the distributor of the Allianz Life variable insurance products through which the Trust is offered and sold. Mr. DeChellis has served in senior management positions for several years at various other insurance companies. Mr. DeChellis brings to the Board of Trustees not only his significant expertise in variable insurance product and mutual fund distribution, but also his day-to-day working knowledge of the strategic direction of Allianz Life and its variable insurance products.

OFFICERS
Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10
President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February  2002 to November 2005.

Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10
Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.

Stephen G. Simon , Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06
Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)
The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.  The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2010.

Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Peter R. Burnim 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Peggy L. Ettestad 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Roger A. Gelfenbien 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Arthur C. Reeds III 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Claire R. Leonardi 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Dickson W. Lewis 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Peter W. McClean 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Robert DeChellis 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Brian Muench 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2010.

Name	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Peter R. Burnim	N/A	N/A	None	N/A	N/A
Peggy L. Ettestad	N/A	N/A	None	N/A	N/A
Roger A. Gelfenbien	N/A	N/A	None	N/A	N/A
Arthur C. Reeds III	N/A	N/A	None	N/A	N/A
Claire R. Leonardi	N/A	N/A	None	N/A	N/A
Dickson W. Lewis	N/A	N/A	None	N/A	N/A
Peter W. McClean	N/A	N/A	None	N/A	N/A

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2010. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2010, in excess of $60,000. Trustees who are affiliated with the Funds’ distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

COMPENSATION TABLE 1/1/2010 THROUGH 12/31/2010

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trusts
NON-INTERESTED TRUSTEES
Peter R. Burnim	$31,925	$0	N/A	$112,500
Peggy L. Ettestad	$31,925	$0	N/A	$112,500
Roger A. Gelfenbien	$31,925	$0	N/A	$112,500
Arthur C. Reeds III	$31,925	$0	N/A	$112,500
Peter W. McClean	$31,925	$0	N/A	$112,500
Claire R. Leonardi	$31,925	$0	N/A	$112,500
Dickson W. Lewis	$31,925	$0	N/A	$112,500
INTERESTED TRUSTEES
Robert DeChellis	$0	$0	N/A	$0
Brian Muench	$0	$0	N/A	$0

TRUSTEE HOLDINGS

As of September 15, 2011, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 15, 2011, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:

Fund/Shareholder	Percent of the Class Total Assets Held by Allianz Life Insurance Company of North America*	Percent of the Class Total Assets Held by Allianz Life Insurance Company of New York**
MVP Fusion Balanced Fund	N/A	N/A
MVP Fusion Moderate Fund	N/A	N/A
MVP Balanced Index Strategy Fund	N/A	N/A
MVP Growth Index Strategy Fund	N/A	N/A
MVP BlackRock Global Allocation Fund	N/A	N/A
MVP Invesco Equity and Income Fund	N/A	N/A
*Allianz Life Insurance Company of North America (Allianz Life Variable Account B), 5701 Golden Hills Drive, Minneapolis, MN 55440
**Allianz Life Insurance Company of New York (Allianz Life of NY Variable Account C), One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423
The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the “Separate Accounts”) or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

THE MANAGER

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America (“Allianz Life”) is the sole owner of the Manager.

The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Underlying Funds and other Permitted Underlying Investments. For management services, each Fund will pay the Manager a fee computed daily at an annual rate based on each Fund’s average daily net assets.

Gross Management Fee as a Percentage of Average Net Assets
AZL MVP Balanced Index Strategy Fund	0.10%*
AZL MVP BlackRock Global Allocation Fund	0.10%*
AZL MVP Fusion Balanced Fund	0.20%**
AZL MVP Fusion Moderate Fund	0.20%**
AZL MVP Growth Index Strategy Fund	0.10%*
AZL MVP Invesco Equity and Income Fund	0.10%*

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.05%.

**         The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15%.

Wilshire Associates Incorporated (“Wilshire”), located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments.  The Manager, not any Fund, pays a consultant fee to Wilshire.

The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with each of the Funds (each an “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement from the Funds (“recoupment”) for expenses paid by the Manager, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund’s ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement.  Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager has contractually agreed to pay fund expenses, which may include waiving management fees, through April 30, 2013, in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Name of Fund	Expense Limitation for Fund
AZL MVP Balanced Index Strategy Fund	0.20%
AZL MVP BlackRock Global Allocation Fund	0.15%*
AZL MVP Fusion Balanced Fund	0.30%
AZL MVP Fusion Moderate Fund	0.30%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Invesco Equity and Income Fund	0.15%*
*The manager has agreed, on a temporary basis, to limit annual fund operating expenses to 0.10%. This limit may be discontinued at any time.
Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days’ prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Funds’ management fees for the last 3 fiscal years that were earned and waived were as follows:

For the fiscal year or period ended:	December 31, 2010		December 31, 2009		December 31, 2008
Fund	Management Fees Earned	Management Fees Waived	Management Fees Earned	Management Fees Waived	Management Fees Earned	Management Fees Waived
MVP Fusion Balanced Fund	NA	NA	NA	NA	NA	NA
MVP Fusion Moderate Fund	NA	NA	NA	NA	NA	NA
MVP Balanced Index Strategy Fund	NA	NA	NA	NA	NA	NA
MVP Growth Index Strategy Fund	NA	NA	NA	NA	NA	NA
MVP BlackRock Global Allocation Fund	NA	NA	NA	NA	NA	NA
MVP Invesco Equity and Income Fund	NA	NA	NA	NA	NA	NA
Pursuant to separate agreements effective November 1, 2007 between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust.  Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.  The fees are paid to the Operations as “Administrative and compliance service fees” in the Funds’ annual and semiannual reports.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

THE SUBADVISERS OF UNDERLYING FUNDS

The Manager has entered into agreements with various subadvisers with respect to each Underlying Fund managed by the Manager.  Certain Underlying Funds are managed by affiliates of the Manager.

Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential subadviser’s asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management.  The Manager chooses a small group of potential subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis.  Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified.  The Manager’s selection is then subject to approval by the Board of Trustees of the Allianz Variable Insurance Products Trust, including a majority of the Trustees who are not “interested persons.”

Each subadviser’s performance on behalf of an Underlying Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk.  The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Permitted Underlying Funds managed by the Manager to obtain the services of one or more subadvisers without investor or shareholder approval.  The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust’s Board of Trustees.  If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

OTHER MANAGED ACCOUNTS

Brian Muench, portfolio manager for the Funds, is primarily responsible for the evaluation and selection of subadvisers of the funds that are series of the VIP Trust (the “VIP Funds”) and for the day-to-day management of seven unregistered investment pools. At December 31, 2010, aggregate assets under management in the VIP Funds and in the unregistered pools were $8.70 billion and $62.84 million, respectively.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

The portfolio manager of the Funds does not manage the assets of any other registered investment company, other pooled investment vehicle, other than seven unregistered investment pools, or other account.  Therefore, the portfolio manager is not subject to the potential for any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other registered investment companies, other pooled investment vehicles, or other accounts.  However, the Manager may have a potential conflict of interest in allocating assets among and between the Underlying Funds because the subadvisory fee rate it pays to the Subadvisers of the Underlying Funds are different.

PORTFOLIO MANAGER COMPENSATION

The following section includes portfolio manager compensation information as of December 31, 2010, for the Manager in its capacity as asset manager for the Funds.

The portfolio manager’s cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan.  The amount of the bonus is determined by the overall financial performance of the Manager relative to its business goals for the fiscal year.  The phantom equity plan provides awards based on the target earnings of the Manager over a three-year period.  Awards vest three years after they are made, at which time the exact amount of the award is determined based on the Manager’s actual earnings for the prior three-year period.  In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS

At December 31, 2010, the portfolio manager did not beneficially own shares of any Fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

AFFILIATED PERSONS

The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

Name	Position(s) with Trust	Position(s) with Adviser
Brian J. Muench	Trustee, Chair, and President	Governor, Chief Manager and President
Stephen G. Simon	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer
Michael J. Tanski	Vice President of Operations of the Trust	Assistant Vice President, Operations
PORTFOLIO TRANSACTIONS BY THE FUNDS OR UNDERLYING FUNDS

As of the date of this statement of additional information, the Funds invest only in registered investment companies managed by affiliates, unaffiliated mutual funds, and affiliated unregistered investment pools. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.

Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, where possible, purchases will be made dealing directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

The Funds have adopted Directed Brokerage Policies and Procedures which state that it is the policy of the Funds not to permit compensation to broker-dealers for promoting or selling the Funds’ shares by directing portfolio securities transactions to that broker-dealer or directing other broker-dealers executing portfolio transactions for the Funds to share any portfolio transaction compensation with such selling broker-dealers. No individuals who participate in the sale or marketing of the Funds may participate in the selection of broker-dealers who sell shares of the Funds.

Consistent with achieving best execution, a Fund may participate in so-called “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Board, the Manager is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds.

While the Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker.

The Funds have paid no brokerage commissions for each of the three fiscal years ended December 31, 2008, December 31, 2009, and December 31, 2010.

Information regarding the portfolio transactions of each Underlying Fund and total brokerage commissions paid by each Underlying Fund during the last fiscal year is available in the SAI for each Underlying Fund. Information regarding obtaining the SAI for the Permitted Underlying Funds is found on the cover page of this SAI.

AFFILIATED BROKERS

The Funds have paid no brokerage commissions to any broker that is affiliated with the Trust or the Manager for each of the three fiscal years ended December 31, 2008, December 31, 2009, and December 31, 2010.

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Funds’ distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction “fails” due to circumstances beyond a Fund’s control.

At December 31, 2010, the Funds held no securities of issuers which derived more than 15% of their gross revenues from the business of a broker, dealer, underwriter, or an investment adviser.

Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of an Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a adviser/subadviser of an Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or a adviser/subadviser of an Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.

Information regarding affiliated brokers of the Permitted Underlying Funds and the brokerage commissions paid by the Underlying Funds during the last three years to any broker that is affiliated with the Trust, the Manager, or any adviser/subadviser of an Underlying Fund is available in the SAI for each Underlying Fund.

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

Citi Fund Services Ohio, Inc. (“CFSO”), whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the “Administrator”), transfer agent (the “Transfer Agent”) and fund accountant (the “Fund Accountant”) to the Trust pursuant to an amended Services Agreement dated as of January 1, 2011 (the “Services Agreement”).  CFSO also serves as the Administrator, Transfer Agent, and Fund Accountant to the VIP Trust. The VIP Trust is an open-end management company organized in July 1999 as a Delaware Statutory trust comprised of 29 separate investment portfolios, all of which are currently Underlying Funds.

As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust’s counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust’s operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

As Transfer Agent, CFSO performs the following services in connection with each Fund’s shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, CFSO maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust’s custodian, affirmation to the Trust’s custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust’s custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

CFSO receives a fee for its services as Administrator, Transfer Agent and Fund Accountant in the amount of $50,000 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, CFSO receives an annual fee of $65,000 from the Trust for Compliance Services utilized by the Chief Compliance Officer of the Trust.

For the fiscal year ended December 31, 2010, CFSO was entitled to receive and waived administration fees from the Funds as follows:

Fund	Service Fees Earned	Service Fees Waived
MVP Fusion Balanced Fund	NA	NA
MVP Fusion Moderate Fund	NA	NA
MVP Balanced Index Strategy Fund	NA	NA
MVP Growth Index Strategy Fund	NA	NA
MVP BlackRock Global Allocation Fund	NA	NA
MVP Invesco Equity and Income Fund	NA	NA
The Services Agreement shall continue in effect until December 31, 2013, and thereafter, renew for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust’s Board of Trustees and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days’ written notice without penalty by the Trust or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder.

DISTRIBUTOR

Allianz Life Financial Services, LLC (the “Distributor”), whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds’ shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement was last approved by the Trust’s Board of Trustee’s (including a majority of such Trustee’s who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 26, 2011. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days’ written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by the Distributor on 90 days’ written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

CUSTODIAN

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, New York 10286, serves as custodian of the Fund.  BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services.  Fees paid by the Fund for these services are included under “Other Expenses” in the Fees and Expenses table for each Fund.  BNY Mellon is affiliated with The Dreyfus Corporation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP (“KPMG”), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL

Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Perkins Coie LLP, 700 Thirteenth Street N.W., Washington, D.C. 20005, is legal counsel to the Independent Trustees.

CODES OF ETHICS

Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust’s registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1 under the 1940 Act and Rule 204A under the Investment Advisers Act of 1940.

CONSULTANT TO THE MANAGER

The Manager has retained Wilshire Funds Management as a consultant to assist it in analyzing individual Fusion Underlying Funds and aggregate Fusion Fund composition and risk parameters. The Consultant provides various portfolio structuring analysis services to the Manager. It does not, however, have advisory authority with regard to the Fusion Funds and does not enter portfolio transactions. The Fusion Funds’ portfolios are managed by and investment decisions are made by the Manager. The Consultant and its agreement with the Manager are further discussed in “Management of the Trust — The Manager.”

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust organized on June 16, 2004. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 12 series.  Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable. No commissions are paid for distributing the Funds’ shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Funds’ Prospectus and in this SAI, “vote of a majority of the outstanding shares” of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

Each Fund intends to qualify as a “regulated investment company” (a “RIC” under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

For federal income tax purposes, the Funds had no capital loss carry forwards as of December 31, 2010.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.
Information regarding the capital loss carry forwards of the Underlying Funds, which are available to offset future capital gains, is included in the SAI for the Underlying Funds. To the extent the Underlying Funds’ carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities (“Original Issue Discount”) will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund’s investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund’s treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These “Section 1256” positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund’s fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund’s shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion

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of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund’s principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund’s principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be “adequately diversified.” A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS

The Underlying Funds may invest in non-U.S. corporations, which may be treated as “passive foreign investment companies” (“PFICs”) under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent that a fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

certain technical requirements under the Code. To the extent that a fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such fund’s shareholders. Therefore, the payment of this tax would reduce such fund’s economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

TAXATION OF THE UNDERLYING FUNDS

Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

PERFORMANCE INFORMATION

From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund’s net investment income per share earned during a recent one-month period by that Fund’s per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Company of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or CFSO voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds’ expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds’ yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND

The standardized seven-day yield for the Money Market Fund, an Underlying Fund, is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund’s average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS

Yields of each of the non-money market Underlying Funds that compose the VIP Trust and the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share’s maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-money market Underlying Funds that compose the VIP Trust and the Funds will vary from time to time depending upon market conditions, the composition of a fund’s portfolio and operating expenses of the Trust allocated to each fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS

Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust’s unaudited semi-annual financial statements and year-end financial statements audited by the Trust’s independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable

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conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

The Funds are newly formed and have no audited financial statements. The first audited financial statements will be for the period ended December 31, 2012, and will be included in the Annual Report to Shareholders for such period.

PROXY VOTING POLICIES AND PROCEDURES

The proxy voting policies and procedures of the Trust and Allianz Investment Management LLC appear in Appendix B to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during each 12 month period ended June 30 will be available without charge, upon request, by accessing the Fund’s website at https://www.allianzlife.com or by accessing the SEC’s EDGAR database via the Internet at www.sec.gov.

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APPENDIX A

COMMERCIAL PAPER RATINGS

A Standard & Poor’s (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A-1” — Obligations are rated in the highest category indicating that the obligor’s capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated “A-1”. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” — Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” — Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” — Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” — Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” — Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are “D-1,” “D-2” and “D-3.” Duff & Phelps employs three designations, “D-1+,” “D-1” and “D-1-,” within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

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“D-1+” — Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

“D-1” — Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

“D-1-“ — Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

“D-2” — Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

“D-3” — Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

“D-4” — Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

“D-5” — Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated “F1.”

“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” — Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D” — Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

“TBW-1” — This designation represents Thomson BankWatch’s highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

“TBW-2” — This designation represents Thomson BankWatch’s second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

“TBW-3” — This designation represents Thomson BankWatch’s lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

“TBW-4” — This designation represents Thomson BankWatch’s lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

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CORPORATE AND LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Debt is regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — Debt is more vulnerable to non-payment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to non-payment.

“C” — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” — An obligation rated “D” is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. “D” rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) — The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r” — This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be

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as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” — Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” — Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca” and “C” — Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” are of poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (—) — Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

“AAA” — Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

“AA” — Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

“A” — Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

“BBB” — Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

“BB,” “B,” “CCC,” “DD” and “DP” — Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated “BB” is deemed likely to meet obligations when due. Debt rated “B” possesses the risk that obligations will not be met when due. Debt rated “CCC” is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated “DD” is a defaulted debt obligation, and the rating “DP” represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the “AA,” “A,” “BBB,” “BB” and “B” ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

“AAA” — Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

“AA” — Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” — Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may,

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nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

“BBB” — Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

“BB” — Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” — Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” — Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” — Bonds are in default. Securities are not meeting obligations and are extremely speculative. “DDD” designates the highest potential for recovery on these securities, and “D” represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including “AA” to “B” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

“AAA” — This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

“AA” — This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

“A” — This designation indicates that the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BBB” — This designation represents Thomson BankWatch’s lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BB,” “B,” “CCC” and “CC” — These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation.

“D” — This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) — The ratings from “AAA” through “CC” may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

APPENDIX B — PROXY VOTING POLICIES

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Proxy Voting Policy and Procedures

(revised December 1, 2010)

I.         Policy

A.  Basis for Proxy Voting. The Allianz Variable Insurance Products Trust (the “VIP Trust”) and the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust,” and together with the VIP Trust, the “Trusts”) seek to vote proxies received with respect to the securities held by one or more of their outstanding series (each, a “Fund”) in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of a favorable investment return.

B.  Delegation of Proxy Voting. The Board of Trustees (the “Board”) of the Trusts recognizes that the right to vote a proxy with respect to the securities that each Fund holds is an asset of that Fund and that the oversight of the effective management of this asset is a part of the Board’s oversight responsibility and the obligations of the Trusts’ officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by Allianz Investment Management LLC (“AZIM”) and by those investment advisers retained by AZIM to provide day-to-day investment management services to the Funds of the VIP Trust (each, a “Subadviser”). Accordingly, the Board hereby delegates to AZIM or to each Subadviser of a Fund of the VIP Trust, as the case may be, the responsibility for voting proxies on securities held by any Fund, the purchase and holding of which is a result of one or more investment decisions made by AZIM or such Subadviser, subject to the continuing oversight of the Board(1). In the remainder of this document, AZIM and the Subadvisers may, as appropriate, be referred to individually as a “Manager” or collectively as the “Managers.”

(1)	This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

C.  Monitoring of Proxy Voting by Subadvisers. The Board further delegates to AZIM, as an integral part of those services provided by AZIM to the VIP Trust pursuant to its agreement with the VIP Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser’s fiduciary obligation to the VIP Trust and the proxy voting policies, procedures, and guidelines (“Proxy Voting Policies”) adopted by such Subadviser.

II.         Procedures

A.  Subadviser Voting Procedures; Board Oversight. The officers of the VIP Trust (or other designated agents of the VIP Trust) shall obtain from each Subadviser the Proxy Voting Policies adopted by such Subadviser. Generally, such Proxy Voting Policies shall be presented to the Board not later than the Board meeting at which the subadvisory agreement dealing with the services to be provided by the Subadviser is submitted for the Board’s review and approval. The proxy voting policies and procedures of the Managers are incorporated by reference herein. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually for its review and approval, and the officers of the VIP Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser.

B.  Specific Matters.

1.  Conflict of Interest. The Trusts recognize that there may be instances in which a Manager (or affiliated persons of a Manager) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trusts by Managers, the Trusts’ officers will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Manager has limited discretion in making a proxy voting decision in the event of a conflict of interest, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Manager and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Manager may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy

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voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Manager advises the Trust of such a conflict and its inability to vote, the Trust may direct the Manager how to vote. In directing a Manager how to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Managers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Manager that is unable to vote due to the conflict; or any other consideration affecting the Trust.

2.  Differences Among Proxy Voting Policies. The Trusts recognize that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Managers (such as, when more than one Fund, or two or more subportfolios of the same Fund that are managed by different Managers, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trusts that such circumstance will not be deemed to suggest improper action on the part of any Manager.

3.  Proxy Voting for Loaned Securities. Portfolio securities of the Funds may, from time to time, be on loan through a securities lending program or securities lending arrangement with a third party (“Loaned Securities”). Voting rights that accompany Loaned Securities generally pass to the borrower of the securities. The Trusts will not attempt, or require Managers to attempt, to seek recalls of Loaned Securities solely for the purpose of voting routine proxies since such a practice could impact the returns received from a Fund’s securities lending activity and make the Fund a less desirable lender. However, when a Trust or the relevant Manager has knowledge that a proxy involves a “Material Event” (defined below) affecting Loaned Securities, the Trusts shall use or require the Managers to use reasonable efforts to recall the Loaned Security. For purposes of this provision, the term “Material Event” means a merger, acquisition, spin-off, or other similar corporate action. The Trusts’ Valuation and Investment Policy Committee (the “VIP Committee”) will review from time to time what constitutes a Material Event and shall adjust the standard as deemed necessary. The VIP Committee shall communicate its standard for what constitutes a Material Event, and any subsequent changes thereto, to the Funds’ Managers and to the Board. The Trusts, the Manager and/or the VIP Committee, as applicable, may utilize third-party service providers from time to time to assist in identifying and evaluating whether an event constitutes a Material Event, or may adopt standards found in the proxy voting policies of one or more Managers.

The Trusts recognize that the ability to timely recall shares for proxy voting purposes is not within the sole control of the Managers and requires the cooperation of the Trusts and other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting securities.

4.  Cost-Benefit Analysis Involving Voting Proxies. The Trusts recognize that there may be circumstances in which refraining from voting a proxy may be in a Fund’s best interest, such as when the Manager determines that the cost of voting a proxy exceeds any expected benefit to the Fund. For example, a Manager may refrain from voting a proxy on behalf of a Fund due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below) and timing issues related to the opening/closing of accounts. A Manager may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Manager’s ability to vote the proxy. These issues may include, but are not limited to:  (i) proxy statements and ballots being written in a foreign language; (ii) untimely notice of a shareholder meeting; (iii) requirements to vote proxies in person; (iv) restrictions on a foreigner’s ability to exercise votes; (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting; or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Managers are expected, however, to vote all such proxies on a best-efforts basis.

5.  Proxy Voting for Affiliated Underlying Funds. Certain Funds of the Trusts may invest in shares of other investment companies (“Underlying Funds”) which may be advised by the Fund’s Manager or its affiliates. In particular, the Funds of the FOF Trust, each of which is advised by AZIM, are expected to invest primarily in the shares of Underlying Funds which are advised by AZIM or its affiliates. It is the policy of the Trusts that any proxy solicited by such an affiliated Underlying Fund shall be voted by the Trusts in the same ratio as shares are voted by the investors of such Underlying Fund who are not affiliated with the Manager or the Trusts. In the event that the affiliated Underlying Fund has no investors who are not affiliated with the Manager or the Trusts, any proxy

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solicited by such an affiliated Underlying Fund shall be voted by the Trusts in accordance with the recommendation of the Underlying Fund’s board.

C.  Voting Record Reporting.

1.  Maintenance of Manager Voting Records. No less than annually, the Trusts shall obtain from each Manager a record of each proxy voted with respect to portfolio securities of each Fund of the Trusts managed, in whole or in part, by that Manager during the year. This record may be provided directly by the Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.

2.  Annual Filing on Form N-PX. Each of the Trusts shall file an annual report of each proxy voted with respect to securities of the Trust’s Funds during the 12-month period ended June 30 on Form N-PX not later than August 31 of each year.

III.             Revocation

The delegation of the authority to vote proxies relating to portfolio securities of any Fund is entirely voluntary and may be revoked by either or both of the Trusts, acting by resolution of the Board, in whole or in part, at any time.

IV.             Disclosures

A.  Each of the Trusts shall include in its registration statement:

1.  A description of this policy and of the Proxy Voting Procedures, or summaries thereof, of each Manager; and

2.  A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B.  Each of the Trusts shall include in its Annual and Semi-Annual Reports to shareholders:

1.  A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to securities of the Trust’s Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; and on the SEC website.

2.  A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

ALLIANZ INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures

(revised December 1, 2010)

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Allianz Investment Management LLC (“AZIM”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”)(1). AZIM serves as the investment adviser to various clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”)(2). These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of AZIM and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.

(1)	These Policies and Procedures are adopted by AZIM pursuant to Rule 206(4)-6 under the Advisers Act. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

(2)	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

AZIM will implement these Policies and Procedures for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. AZIM’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. These Policies and Procedures also apply to any voting rights and/or consent rights of AZIM, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures(3).

(3)
For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of AZIM on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

Set forth below are AZIM’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which AZIM has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of AZIM’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

AZIM may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

AZIM seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, AZIM will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.     convening an ad-hoc committee to assess and resolve the conflict(4);

(4)	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

2.     voting in accordance with the policies of the client or with the instructions or consent of the client after providing notice of and disclosing the conflict to that client;

3.     voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.     suggesting that the client engage another party to determine how the proxies should be voted;

5.     delegating the vote to an independent third-party service provider; or

6.     voting in accordance with the factors discussed in these Policies and Procedures.

AZIM will document the process of resolving any identified material conflict of interest.

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Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by AZIM, AZIM will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, AZIM will disclose to its clients or the entity delegating the voting authority to AZIM for such clients (for example, trustees or consultants retained by the client), how AZIM voted such client’s proxy. In addition, AZIM provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by AZIM. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how AZIM voted that client’s proxies is available upon request.

Record Keeping

AZIM or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by AZIM on behalf of a client; (4) a copy of any document created by AZIM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from AZIM to any (written or oral) client request for such records. Additionally, AZIM or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by AZIM or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of AZIM or its agent.

Review and Oversight

AZIM’s proxy voting procedures are described below. AZIM’s compliance group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

1.	Receipt of Proxies by AZIM. AZIM’s operations group generally will receive notice of any proxy from registered owners of record (for example, custodian bank or other third-party service providers).

2.
Conflicts of Interest. AZIM’s operations group will engage the compliance group to review each proxy to determine whether there may be a material conflict between AZIM and its client. As part of this review, the compliance group will determine whether the issuer of the security or proponent of the proposal is a client or affiliate of AZIM, or if a client or affiliate has actively solicited AZIM to support a particular position. If no conflict exists, the operations group will forward each proxy to AZIM’s Valuation and Investment Policy Committee (the “VIP Committee”). However, if a conflict does exist, AZIM’s compliance group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.	Vote. The VIP Committee will review the information, will vote the proxy in accordance with these Policies and Procedures, and will return the voted proxy to AZIM’s operations group.

4.
Transmittal to Third Parties. AZIM will document the VIP Committee’s decision for each proxy received in a format designated by the custodian bank or other third party service provider. AZIM will maintain a log of all corporate actions, including proxy voting, that indicates, among other things, the date the notice was received and verified, AZIM’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date, and any action taken.

5.
Information Barriers. Certain entities controlling, controlled by, or under common control with AZIM (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer, and investment banking activities. AZIM personnel and AZIM’s agents are prohibited from disclosing information regarding AZIM’s voting intentions to any Affiliate. Any AZIM personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which AZIM or its delegate intend to vote on a specific issue must terminate the contact and notify the compliance group immediately.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

Certain personnel performing duties for AZIM also are employed by and perform duties for Allianz Life Insurance Company of North America (“AZL”), which owns AZIM. In certain circumstances, AZIM personnel involved in the process of voting proxies on behalf of AZIM’s client may also be involved in the process of voting the same proxies on behalf of AZL or other Affiliates. Any such circumstances should be reported to AZIM’s compliance group, which will be responsible to ensure that the interests of AZIM’s clients are protected and that any conflicts of interest are identified and resolved.

Categories of Proxy Voting Issues

In general, AZIM reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. AZIM considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. AZIM may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because AZIM believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of AZIM’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of AZIM, and a non-exhaustive list of factors that AZIM may consider in determining how to vote the client’s proxies.

Board of Directors

1.
Independence. AZIM may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation, and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.
Director Tenure and Retirement. AZIM may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.
Nominations in Elections. AZIM may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.
Separation of Chairman and CEO Positions. AZIM may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.
D&O Indemnification and Liability Protection. AZIM may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (for example, negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.
Stock Ownership. AZIM may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his/her duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.
Contested Director Nominations. AZIM may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.
Reimbursement for Proxy Solicitation Expenses. AZIM may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.	Ability to Alter the Size of the Board by Shareholders. AZIM may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4.
Ability to Remove Directors by Shareholders. AZIM may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.
Cumulative Voting. AZIM may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6.
Supermajority Shareholder Requirements. AZIM may consider all relevant factors, including but not limited to, limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.
Classified Boards. AZIM may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.
Poison Pills. AZIM may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.
Fair Price Provisions. AZIM may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (for example, supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.
Stock Authorizations. AZIM may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.
Issuance of Preferred Stock. AZIM may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.
Stock Splits. AZIM may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.
Reverse Stock Splits. AZIM may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

1.
Stock Option Plans. AZIM may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.
Director Compensation. AZIM may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.
Golden and Tin Parachutes. AZIM may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes. AZIM may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1.
Mergers and Acquisitions. AZIM may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. AZIM may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.
Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, AZIM may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, AZIM may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, AZIM may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

Except as otherwise provided in the following paragraph, for a client that is invested in an investment company, AZIM votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by AZIM or its affiliates, if there is a conflict of interest that may be presented when voting for the client (for example, a proposal to approve a contract between AZIM and the investment company), AZIM will resolve the conflict by doing any one of the following: (i) voting in accordance with the written policies of the client or with the instructions or consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.
Election of Directors or Trustees. AZIM may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.
Converting Closed-End Fund to Open-End Fund. AZIM may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

3.
Proxy Contests. AZIM may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.
Investment Advisory Agreements. AZIM may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) total return performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.
Policies Established in Accordance with the 1940 Act. AZIM may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.
Changing a Fundamental Restriction to a Non-Fundamental Restriction. AZIM may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.
Rule 12b-1 Plans. AZIM may consider the following when voting on a proposal to approve a Rule 12b-1 Plan: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.
Names Rule Proposals. AZIM may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.
Disposition of Assets/Termination/Liquidation. AZIM may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.
Changes to Charter Documents. AZIM may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.
Changing the Domicile of a Fund. AZIM may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.
Change in Fund’s Subclassification. AZIM may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1.
Waivers and Consents. AZIM may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities that are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.
Voting on Chapter 11 Plans of Liquidation or Reorganization. AZIM may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

1.
Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” AZIM may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) AZIM’s responsibility to consider actions before supporting them.

2.
Equal Access. AZIM may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.
Charitable Contributions. AZIM may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.     Special Interest Issues. AZIM may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ SAI ♦ December 14, 2011

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS

Exhibit Number	Description of Exhibit

(a)	Agreement and Declaration of Trust dated June 16, 2004, filed on October 21, 2004 as Exhibit (a) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.

(b)	By-laws, filed on October 21, 2004, as Exhibit (b) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.

(c)	Not Applicable

(d)(1)
Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30, 2004 as Exhibit (d)(1) to Registrant's Pre-effective Amendment No. 2, is incorporated by reference.

(d)(1)(i)*
Revised Schedule A dated November 1, 2011 to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(d)(1)(ii)*
Revised Attachment 1, dated November 1, 2011, to Schedule A of  the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(e)(1)
Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(e)(1)(i)*
Revised Schedule I dated November 1, 2011, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.

(e)(1)(ii)
Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 2, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(e)(2)
Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(e)(2)(i)*
Revised Schedule A, dated November 1, 2011 to the Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed herewith.

(e)(3)
Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(e)(3)(i)
Revised Schedule A dated April 29, 2010, to the Participation Agreement dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, on June 29, 2010 as Exhibit (7)(c)(i) to Registrant’s Registration Statement on Form N14 (File No. 333-167875), is incorporated by reference.

(f) Not Applicable

(g)
Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 2, 2009 as Exhibit (g) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(g)(1)(i)*
Amendments dated ; May 2, 2011, July 16, 2010, April 22, 2010, and October 26,2009 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed herewith.

(g)(1)(ii)*
Custody and Securities Lending Fee Schedule dated October 1, 2011, between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed herewith.

(h)(1)
Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Funds of Funds Trust and CITI Fund Services Ohio, Inc, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(h)(1)(i)
Amendment dated January 1, 2011 to the Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed on April 28, 2011, as Exhibit (h)(1)(i) to Registrant's Post-Effective Amendment No. 8, is incorporated by reference.

(h)(2)
Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on February 2, 2009 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(h)(2)(i)*
Revised Exhibit A dated November 1, 2011, to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(h)(3)
Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on February 2, 2009 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(h)(4)
Chief Compliance Officer Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(c) to Registrant's Registration Statement on Form N-14, is incorporated by reference.

(h)(5)
Compliance Services Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(d) to Registrant's Registration Statement on Form N-14, is incorporated by reference.

(h)(6)
Joint Insured Agreement dated November 3, 2010 between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on April 28, 2011, as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 8, is incorporated by reference.

(i)*	Opinion and consent of counsel to the Registrant, filed herewith

(j)*	Consent of KPMG LLP (Independent Registered public Accounting Firm), filed herewith

(k)	N/A

(l)	N/A

(m)	N/A

(n)	N/A

(o)	N/A

(p)(1)
Code of Ethics of Allianz Investment Management LLC, fifth amendment and restatement, effective June 10, 2009, revised as of October 2, 2009, filed on April 28, 2010 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(p)(2)	Code of Ethics of Allianz Life Financial Services, LLC, dated August 21, 2007, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(p)(3)
Code of Ethics of Allianz Variable Insurance Products Fund of Funds Trust, revised August 29, 2006, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(q)*	Powers of Attorney, filed herewith.

(r)	Company Organizational Chart, filed on April 28, 2010 as Exhibit (r) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.
   * filed herewith
** to be filed by amendment

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 30. INDEMNIFICATION

The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Allianz Investment Management LLC (previously Allianz Life Advisers, LLC) - this information is included in Form ADV (CRD #111925) filed with the SEC by Allianz Life Investment Management LLC and is incorporated by reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

(a)   Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust

(b)	Officers and Directors.

Name and Principal Business Address*	Position with Underwriter

Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Kristine Starkman	Chief Compliance Officer
Cathy Mahone	Chief Operating Officer and Senior Vice President
Angie Forsman	Vice President, Chief Financial Officer
Robert Densmore	Senior Vice President
Corey Walther	Senior Vice President
Michael Brandriet	Senior Vice President
Eric Thomes	Senior Vice President
Brian Peterson	Senior Vice President
Michael G. Brennan	Operations Professional
Jennifer Sosniecki	Money Laundering Prevention Officer
Steve Miller	Assistant Vice President
Theodore C. Cadwell, Jr.	Secretary
Tracy M. Hardy	Assistant Secretary
*5701 Golden Hills Drive, Minneapolis, Minnesota 55416

(c) Not applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

        Citi Fund Services Ohio, Inc, 3435 Stelzer Road, Columbus, Ohio 43219
31a-1(a)
31a-1(b)(2)A, B, C and D
31a-1(b) 5, 6, 8, 9, 10, 11, 12
31a-2(a) 1 and 2
31a-2(c)

         Citi Fund Services, 60 State Street, Suite 1300, Boston MA 02109
         Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416
31a-1(b)4

          Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416
          Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, Minnesota 55402
          Business Data Record Services, 201 9th Ave SW, New Brighton, MN 55112
                  31a-1(b) 11
                  31a-1(c)

ITEM 34.  MANAGEMENT SERVICES

         N/A

ITEM 35.  UNDERTAKINGS

         N/A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 12th day of December,  2011.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

By: /s/ Brian Muench
      __________________________________________
      Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on December 12, 2011.

Signature	Title

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Roger Gelfenbien	Trustee
Roger A. Gelfenbien

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Peter W. McClean*	Trustee
Peter W. McClean

/s/ Arthur C. Reeds III*	Trustee
Arthur C. Reeds III

/s/ Ty Edwards	Treasurer (principal financial and accounting officer)
/s/ Ty Edwards

/s/ Robert DeChellis*	Trustee
Robert DeChellis

By: /s/ Brian Muench
      ______________________________________
      Brian Muench, President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration Statement

EXHIBITS

TO

POST-EFFECTIVE AMENDMENT NO. 11

TO

FORM N-1A

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit

(d)(1)(i) (d)(1)(ii) (e)(1)(i) (e)(2)(i) (g)(1)(i) (g)(1)(ii) (h)(2)(i) (i) (j) (q)
Revised Schedule A to Investment Management Agreement
Revised Att 1 to Schedule A of the Investment Management Agreement
Revised Schedule I to Distribution Agreement
Revised Schedule A to Participation Agreement
Amendments (4) to Mutual Fund Custody and Services Agreement
Custody and Securities Lending Fee Schedule
Revised Exhibit A to Expense Limitation Agreement
Opinion and Consent of Counsel
Consent of KPMG LLP
Powers of Attorney